UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------
          Virtus Insight Trust (formerly, Phoenix Insight Funds Trust)
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                      Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.




                         VIRTUS BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE   VALUE                                                 PAR VALUE    VALUE
                                            ----------  --------                                               ---------  --------
U.S. GOVERNMENT SECURITIES--4.6%                                  AGENCY--(CONTINUED)
                                                                    7.500%, 12/1/26                            $      17  $    18
U.S. Treasury Bond                                                  7.500%, 3/1/27                                     1        1
  7.500%, 11/15/16                          $     378   $   508     7.500%, 3/1/27                                     5        6
  9.000%, 11/15/18                                152       230     5.500%, 12/1/33                                  224      233
  5.375%, 2/15/31                                 144       182     5.500%, 1/1/34                                   131      137
  4.750%, 2/15/37                                 315       377     5.000%, 7/1/34                                   407      421
U.S. Treasury Note                                                  5.000%, 11/1/34                                  105      109
  4.250%, 11/15/13                                200       224     3.729%, 1/1/35(3)                                154      155
  1.875%, 2/28/14                                 490       495     6.000%, 3/1/35                                    90       94
  4.000%, 2/15/15                                  60        67     5.500%, 6/1/35                                   153      159
  4.000%, 8/15/18                                 195       217     5.500%, 7/1/35                                   179      186
---------------------------------------------------------------     5.000%, 9/1/35                                   334      345
TOTAL U.S. GOVERNMENT SECURITIES                                    6.500%, 5/1/36                                   402      426
(IDENTIFIED COST $2,151)                                  2,300   FNMA Grantor Trust 00-T8, A 7.335%,
---------------------------------------------------------------     12/25/30 (3)                                      21       23
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.4%                          FNMA REMIC
                                                                    04-15, AB 4.000%, 9/25/17                        396      407
Israel Government AID Bond Series 7-Z                               02-73, OE 5.000%, 11/25/17                       400      422
  0.000%, 8/15/22                                 690       397     (Interest Only) 97-20 1.840%,
Rowan Cos., Inc. 4.330%, 5/1/19(6)                300       308     3/25/27(3)(6)                                    186        4
---------------------------------------------------------------   GNMA
TOTAL U.S. GOVERNMENTT AGENCY OBLIGATIONS                           8.000%, 11/15/26                                  21       23
(IDENTIFIED COST $659)                                      705     7.000%, 9/15/31                                    4        4
---------------------------------------------------------------     5.500%, 7/15/33                                  164      171
MUNICIPAL BONDS--0.5%                                             GNMA Structured Securities
                                                                    02-53, B 5.552%, 5/16/26                         159      164
CALIFORNIA--0.5%                                                    04-108, C 5.039%, 12/16/32(3)                    195      204
State of California Taxable Series A                                                                                      -------
  5.168%, 10/1/37                                 280       280                                                             6,383
---------------------------------------------------------------                                                           -------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $280)                                      280   NON-AGENCY--10.2%
---------------------------------------------------------------   Adjustable Rate Mortgage Trust 05-11, 2A42
MORTGAGE-BACKED SECURITIES--23.0%                                   5.323%, 2/25/36 (3)                              560      210
                                                                  Bear Stearns Commercial Mortgage
AGENCY--12.8%                                                       Securities, Inc.
FHLMC                                                               06-T22, A4 5.630%, 4/12/38(3)                    195      168
  5.500%, 7/1/35                                  397       414     06-PW14, A4 5.201%, 12/11/38                     165      135
  6.000%, 12/1/36                                 441       462     05-T18, A4 4.933%, 2/13/42(3)                    275      215
FHLMC REMIC                                                         07-PW15, A2 5.205%, 2/11/44                      190      156
  2513, JE 5.000%, 10/15/17                       450       474   Citigroup-Deutsche Bank Commercial Mortgage
  2886, BE 4.500%, 11/15/19                       260       270     Trust 06-CD3, A2 5.560%, 10/15/48                305      268
  2886, CK 5.000%, 11/15/19                       280       303   Countrywide Home Loans Series 03-J6, 1A1
  2835, HB 5.500%, 8/15/24                        305       324     5.500%, 8/25/33                                  212      203
  2770, LA 4.500%, 4/15/33                        176       182   GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
FNMA                                                                4.868%, 6/19/35 (3)                              110       85
  4.500%, 1/1/20                                  234       242
  7.500%, 11/1/26                                  --(8)     --(8)

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE    VALUE                                                PAR VALUE    VALUE
                                            ----------  --------                                               ---------  --------
                                                                    07-3, A4 5.210%, 3/17/14                   $     260  $   243
NON-AGENCY--(CONTINUED)                                           Capital One Multi-Asset Execution Trust
Greenwich Capital Commercial Funding                                03-B5, B5 4.790%, 8/15/13                        240      200
  Corp. 07-GG9, A2 5.381%, 3/10/39          $     230   $   193   Chase Issuance Trust 07-A15, A 4.960%,
JPMorgan Chase Commercial Mortgage                                  9/17/12                                          325      329
  Securities Corp. 06-LDP9, A3 5.336%,                            Chase Manhattan Auto Owner Trust 06-B, A3
  5/15/47                                         170       113     5.130%, 5/15/11                                   54       54
Lehman Brothers-UBS Commercial Mortgage                           Citibank Credit Card Issuance Trust
  Trust                                                             07-B2, B2 5.000%, 4/2/12                         220      205
  05-C2, A2 4.821%, 4/15/30                       207       190     07-A5, A5 5.500%, 6/22/12                        435      443
  05-C5, A3 4.964%, 9/15/30                       440       374   E*Trade RV & Marine Trust 04-1, A3 3.620%,
  06-C3, A4 5.661%, 3/15/39(3)                    330       251     10/8/18                                          184      173
  07-C1, A4 5.424%, 2/15/40                       320       217   Triad Auto Receivables Owner Trust 07-B,
MASTR Adjustable Rate Mortgages Trust                               A4A 5.430%, 7/14/14                              185      155
  05-8, 3A1 6.000%, 12/25/35 (3)                  473       269   ---------------------------------------------------------------
MASTR Alternative Loans Trust                                     TOTAL ASSET-BACKED SECURITIES
  04-13, 12A1 5.500%, 12/25/19                    163       145   (IDENTIFIED COST $2,074)                                  1,980
  04-13, 8A1 5.500%, 1/25/25                      211       182   ---------------------------------------------------------------
MASTR Asset Securitization Trust 03-7,                            CORPORATE BONDS--9.1%
  4A33 5.250%, 9/25/33                            193       171
Morgan Stanley Mortgage Loan Trust 06-7,                          CONSUMER DISCRETIONARY--0.2%
  5A2 5.962%, 6/25/36 (3)(6)                      295       167   DaimlerChrysler North America LLC 5.875%,
Residential Funding Mortgage                                        3/15/11                                           80       77
  Securities II, Inc. 01-HS2, A5 7.420%,                                                                                  -------
  4/25/31 (3)(6)                                   53        52
Structured Asset Securities Corp.                                 CONSUMER STAPLES--0.8%
  03-34A, 6A 5.078%, 11/25/33(3)                  142       125   Diageo Capital plc 4.375%, 5/3/10                  200      202
  05-2XS,  2A2 5.150%, 2/25/35(3)(6)               95        42   Proctor & Gamble Co. ESOP Series A 9.360%,
  05-15,  4A1 6.000%, 8/25/35                     186       138     1/1/21                                           134      170
Structured Asset Securities Corp.                                                                                         -------
  (Interest Only) 144A 98-RF3, A 6.100%,                                                                                      372
  6/15/28 (2)(7)                                   57         4                                                           -------
Washington Mutual Alternative Mortgage                            ENERGY--0.9%
  Pass-Through Certificates                                       ConocoPhillips Holding Co. 6.950%, 4/15/29         165      164
  05-4, CB7 5.500%, 6/25/35                       310       175   DCP Midstream LLC 7.875%, 8/16/10                  150      152
  05-6, 2A7 5.500%, 8/25/35                       249       188   Devon Energy Corp. 7.950%, 4/15/32                 125      130
Washington Mutual Mortgage Pass-Through                                                                                   -------
  Certificates                                                                                                                446
  02-S8, 2A7 5.250%, 1/25/18                      189       180                                                           -------
  03-S11, A1 5.000%, 11/25/33                     433       412   FINANCIALS--3.5%
Wells Fargo & Co. 05-AR4, B1 4.571%,                              Associates Corp. North America 6.950%,
  4/25/35 (3)                                     204        74     11/1/18                                           60       46
                                                        -------   Bank of America Corp. 6.250%, 4/15/12              220      207
                                                          5,102   Boeing Capital Corp. 7.375%, 9/27/10               180      191
---------------------------------------------------------------   Capital One Bank USA N.A. 5.000%, 6/15/09          125      125
TOTAL MORTGAGE-BACKED SECURITIES                                  CIT Group, Inc. 5.000%, 2/13/14                     55       32
(IDENTIFIED COST $13,014)                                11,485   Citigroup, Inc. 5.850%, 7/2/13                     125      112
---------------------------------------------------------------   General Electric Capital Corp. 4.875%,
                                                                    3/4/15                                            75       67
ASSET-BACKED SECURITIES--4.0%                                     JPMorgan Chase & Co. 3.800%, 10/2/09               325      323
                                                                  Lehman Brothers Holdings, Inc. 4.250%,
Capital Auto Receivables Asset Trust                                1/27/10(4)(6)                                     55        7
  07-3, A3A 5.020%, 9/15/11                       178       178

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE    VALUE                                                  SHARES     VALUE
                                            ----------  --------                                               ---------  --------

                                                                  CONSUMER DISCRETIONARY--(CONTINUED)
FINANCIALS--(CONTINUED)                                           Cablevision Systems Corp. Class A               12,000  $   155
Merrill Lynch & Co., Inc.                                         Columbia Sportswear Co.                          1,450       43
  5.770%, 7/25/11                           $     100   $    90   Dollar Tree, Inc.(5)                             5,000      223
  6.050%, 8/15/12                                 100        86   Family Dollar Stores, Inc.                      10,025      335
Royal Bank of Scotland Group plc 5.000%,                          Genesco, Inc.(5)                                 5,100       96
  10/1/14                                         200       126   HOT Topic, Inc.(5)                               3,950       44
Travelers Cos., Inc. (The) 5.500%, 12/1/15        325       316   ITT Educational Services, Inc.(5)                4,225      513
                                                        -------   Maidenform Brands, Inc.(5)                       6,600       60
                                                          1,728   McDonald's Corp.                                 7,000      382
                                                        -------   Netflix, Inc.(5)                                 3,950      169
                                                                  NIKE, Inc. Class B                               1,400       66
HEALTH CARE--0.3%                                                 Regis Corp.                                      5,500       79
Schering-Plough Corp. 6.750%, 12/1/33             150       156   Ross Stores, Inc.                                1,875       67
                                                        -------   TJX Cos., Inc. (The)                             8,300      213
                                                                  UniFirst Corp.                                   1,350       38
INDUSTRIALS--0.7%                                                 Yum! Brands, Inc.                               10,855      298
Boeing Co. 8.750%, 9/15/31                        100       120                                                           -------
Caterpillar, Inc. 7.300%, 5/1/31                  200       194                                                             3,429
CSX Corp. 6.750%, 3/15/11                          50        51                                                           -------
                                                        -------
                                                            365   CONSUMER STAPLES--7.0%
                                                        -------   Archer-Daniels-Midland Co.                       6,550      182
                                                                  BJ's Wholesale Club, Inc.(5)                     2,050       66
MATERIALS--0.5%                                                   Brown-Forman Corp.                               1,825       71
CRH America, Inc. 5.625%, 9/30/11                 300       263   Bunge Ltd.                                       2,100      119
                                                        -------   Clorox Co. (The)                                 3,700      190
                                                                  Coca-Cola Bottling Co. Consolidated              1,650       86
TELECOMMUNICATION SERVICES--1.1%                                  Colgate-Palmolive Co.                            9,300      548
BellSouth Corp. 6.000%, 11/15/34                  235       210   General Mills, Inc.                              9,675      483
France Telecom SA 7.750%, 3/1/11                  100       107   Hansen Natural Corp.(5)                          6,100      220
Verizon Global Funding Corp.                                      Kroger Co. (The)                                17,650      374
  7.250%, 12/1/10                                 200       211   SUPERVALU, Inc.                                 15,100      216
  7.750%, 12/1/30                                  30        31   Wal-Mart Stores, Inc.                           17,300      901
                                                        -------   Walgreen Co.                                     2,250       58
                                                            559                                                           -------
                                                        -------                                                             3,514
UTILITIES--1.1%                                                                                                           -------
America Water Works 6.593%, 10/15/37              130       102
Consolidated Edison Co. of New York                               ENERGY--5.0%
  5.700%, 2/1/34                                   50        43   Chevron Corp.                                    5,750      387
FPL Group Capital, Inc. 5.625%, 9/1/11            300       319   ConocoPhillips                                   7,759      304
Virginia Electric & Power Co. Series A                            Exxon Mobil Corp.                               13,265      903
  4.750%, 3/1/13                                  100       101   Key Energy Services, Inc.(5)                     8,500       24
                                                        -------   Matrix Service Co.(5)                            7,650       63
                                                            565   National Oilwell Varco, Inc.(5)                  2,600       75
---------------------------------------------------------------   Occidental Petroleum Corp.                       4,500      250
TOTAL CORPORATE BONDS                                             SEACOR Holdings, Inc.(5)                         1,100       64
(IDENTIFIED COST $4,936)                                  4,531   Southwestern Energy Co.(5)                       2,600       77
---------------------------------------------------------------
                                              SHARES      VALUE
                                            ----------  --------
COMMON STOCKS--56.4%

CONSUMER DISCRETIONARY--6.9%
Apollo Group, Inc.(5)                             750        59
AutoZone, Inc.(5)                               1,800       293
Big Lots, Inc.(5)                              14,225       296

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                              SHARES      VALUE                                                  SHARES     VALUE
                                            ----------  --------                                               ---------  --------
ENERGY--(CONTINUED)                                               HEALTH CARE--(CONTINUED)
Tesoro Corp.                                   10,900   $   147   CIGNA Corp.                                      6,800  $   119
Valero Energy Corp.                            11,100       199   Emergency Medical Services Corp. Class A(5)      3,250      102
                                                        -------   Endo Pharmaceuticals Holdings, Inc.(5)           4,000       71
                                                          2,493   Express Scripts, Inc.(5)                         2,700      125
                                                        -------   Forest Laboratories, Inc.(5)                     2,400       53
FINANCIALS--5.8%                                                  Gen-Probe, Inc.(5)                               2,000       91
AFLAC, Inc.                                     3,225        62   Gilead Sciences, Inc.(5)                         9,625      446
American Physicians Capital, Inc.               1,400        57   Johnson & Johnson                                6,300      331
Amerisafe, Inc.(5)                              3,650        56   Life Technologies Corp.(5)                       6,950      226
Arch Capital Group Ltd.(5)                      7,800       420   McKesson Corp.                                   8,900      312
Assurant, Inc.                                  9,000       196   Medco Health Solutions, Inc.(5)                  2,700      112
BancFirst Corp.                                 1,300        47   Omnicare, Inc.                                   9,950      244
Bank of America Corp.                          12,000        82   Perrigo Co.                                      5,600      139
Capitol Federal Financial                       2,100        79   Pfizer, Inc.                                    11,500      157
City Holding Co.                                3,300        90   Sepracor, Inc.(5)                               10,800      158
Community Trust Bancorp, Inc.                   2,950        79   Waters Corp.(5)                                  2,150       79
Harleysville Group, Inc.                        2,550        81   Watson Pharmaceuticals, Inc.(5)                  5,350      166
HCC Insurance Holdings, Inc.                    2,300        58                                                           -------
Highwoods Properties, Inc.                      3,250        70                                                             4,839
Hudson City Bancorp, Inc.                      12,450       146                                                           -------
JPMorgan Chase & Co.                           11,000       292   INDUSTRIALS--4.5%
LTC Properties, Inc.                            2,400        42   Apogee Enterprises, Inc.                         5,950       66
MetLife, Inc.                                   6,500       148   Burlington Northern Santa Fe Corp.               1,550       93
Morgan Stanley                                  5,200       118   Crane Co.                                        3,500       59
Navigators Group, Inc. (The)(5)                   700        33   Dun & Bradstreet Corp.                           1,300      100
NBT Bancorp, Inc.                               3,350        73   EMCOR Group, Inc.(5)                             3,800       65
PHH Corp.(5)                                    6,100        86   Flowserve Corp.                                  1,000       56
Platinum Underwriters Holdings Ltd.             4,550       129   General Electric Co.                            17,200      174
Potlatch Corp.                                  2,150        50   Granite Construction, Inc.                       3,200      120
Prudential Financial, Inc.                      3,300        63   H&E Equipment Services, Inc.(5)                  9,200       60
PS Business Parks, Inc.                         2,200        81   Knoll, Inc.                                      4,600       28
Renasant Corp.                                  5,500        69   Lockheed Martin Corp.                            8,750      604
SeaBright Insurance Holdings, Inc.(5)           3,400        36   Mueller Industries, Inc.                         3,450       75
Trustmark Corp.                                 1,950        36   Norfolk Southern Corp.                           6,300      213
Wells Fargo & Co.                               7,500       107   Northrop Grumman Corp.                           2,600      114
WSFS Financial Corp.                            1,300        29   Pike Electric Corp.(5)                           8,000       74
                                                        -------   Republic Services, Inc.                         10,153      174
                                                          2,915   Tredegar Corp.                                   5,700       93
                                                        -------   Union Pacific Corp.                              2,000       82
HEALTH CARE--9.7%                                                                                                         -------
Alliance Healthcare Services, Inc.(5)          15,150       103                                                             2,250
AmerisourceBergen Corp.                         4,700       153                                                           -------
Amgen, Inc.(5)                                 11,650       577   INFORMATION TECHNOLOGY--12.8%
AstraZeneca plc Sponsored ADR                   9,500       337   Accenture Ltd.                                   7,200      198
Baxter International, Inc.                      9,100       466   Activision Blizzard, Inc.(5)                    10,900      114
Cephalon, Inc.(5)                               4,000       272   Acxiom Corp.                                    14,800      110

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                              SHARES      VALUE                                                  SHARES    VALUE
                                            ----------  --------                                               ---------  --------

INFORMATION TECHNOLOGY--(CONTINUED)                               TELECOMMUNICATION SERVICES--2.0%
Akamai Technologies, Inc.(5)                    2,850   $    55   American Tower Corp. Class A(5)                  2,950  $    90
Apple, Inc.(5)                                  3,375       355   AT&T, Inc.                                      11,300      285
Arrow Electronics, Inc.(5)                      7,000       133   Embarq Corp.                                    12,800      484
Avnet, Inc.(5)                                  3,500        61   Syniverse Holdings, Inc.(5)                      8,100      128
Broadcom Corp.(5)                               4,180        84                                                           -------
Cisco Systems, Inc.(5)                         33,685       565                                                               987
Cree, Inc.(5)                                   2,650        62                                                           -------
F5 Networks, Inc.(5)                           14,950       313   UTILITIES--1.4%
Google, Inc.(5)                                   225        78   AES Corp. (The)(5)                              11,200       65
Hewlett-Packard Co.                            24,325       780   El Paso Electric Co.(5)                          3,800       54
Ingram Micro, Inc. Class A(5)                  13,600       172   Integrys Energy Group, Inc.                      1,600       42
Intel Corp.                                     7,520       113   New Jersey Resources Corp.                       2,800       95
International Business Machines Corp.           5,200       504   NRG Energy, Inc.(5)                              5,400       95
JDA Software Group, Inc.(5)                     8,150        94   ONEOK, Inc.                                      7,000      158
ManTech International Corp. Class A(5)          2,200        92   Southwest Gas Corp.                              6,050      128
MasterCard, Inc.                                  560        94   Unisource Energy Corp.                           2,000       56
Microsoft Corp.                                22,890       421                                                           -------
MKS Instruments, Inc.(5)                        2,500        37                                                               693
Oracle Corp.                                   38,360       693   ---------------------------------------------------------------
QLogic Corp.(5)                                 8,800        98   TOTAL COMMON STOCKS
Red Hat, Inc.(5)                                8,200       146   (IDENTIFIED COST $36,709)                                28,199
SAIC, Inc.(5)                                   2,100        39   ---------------------------------------------------------------
Sybase, Inc.(5)                                 2,500        76   TOTAL LONG TERM INVESTMENTS--99.0%
Symantec Corp.(5)                              11,200       167   (IDENTIFIED COST $59,823)                                49,480
Tech Data Corp.(5)                              3,000        65   ---------------------------------------------------------------
Teradyne, Inc.(5)                               9,700        43   SHORT-TERM INVESTMENTS--1.9%
ValueClick, Inc.(5)                             7,600        65
WebMD Health Corp.(5)                           4,850       108   MONEY MARKET MUTUAL FUNDS--1.9%
Western Digital Corp.(5)                        8,700       168   BlackRock Liquidity Funds TempFund
Western Union Co. (The)                        24,100       303     Portfolio - Insitutional Shares
                                                        -------     (seven-day effective yield 0.590%)           927,963      928
                                                          6,406   ---------------------------------------------------------------
                                                        -------   TOTAL SHORT-TERM INVESTMENTS
MATERIALS--1.3%                                                   (IDENTIFIED COST $928)                                      928
ArcelorMittal                                   4,200        84   ---------------------------------------------------------------
Buckeye Technologies, Inc.(5)                  12,050        26
CF Industries Holdings, Inc.                    1,325        94   TOTAL INVESTMENTS--100.9%
Freeport-McMoRan Copper & Gold, Inc.            1,975        75   (IDENTIFIED COST $60,751)                                50,408(1)
Minerals Technologies, Inc.                     2,650        85
Mosaic Co. (The)                                2,000        84   Other assets and liabilities, net--(0.9)%                  (457)
Rock-Tenn Co. Class A                           3,150        85                                                           -------
Silgan Holdings, Inc.                             750        40   NET ASSETS--100.0%                                      $49,951
Terra Industries, Inc.                          3,550       100                                                           =======
                                                        -------
                                                            673
                                                        -------

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

ABBREVIATION LEGEND:
ADR    American Depositary Receipt
FHLMC  Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA   Fannie Mae or Federal National Mortgage Association
GNMA   Ginnie Mae or Government National Mortgage Association
REMIC  Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $4 or 0% of net assets.
(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4)  Security in default.
(5)  Non-income producing.
(6)  Illiquid Security.
(7)  Illiquid and restricted security. At March 31, 2009, this security amounted to a value of $4 or 0% of net assets.
(8)  The par value is less than $500 (not reported in thousands).

                             VIRTUS CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                              SHARES     VALUE                                                    SHARES     VALUE
                                            ---------   -------                                                 ---------   -------
COMMON STOCKS--96.8%                                               HEALTH CARE--(CONTINUED)
                                                                   Celgene Corp.(2)                                22,900   $ 1,017
CONSUMER DISCRETIONARY--7.2%                                       Cerner Corp.(2)                                 18,050       794
Amazon.com, Inc.(2)                             8,100   $   595    Forest Laboratories, Inc.(2)                    42,700       938
Apollo Group, Inc.(2)                          13,400     1,050    Gen-Probe, Inc.(2)                              12,000       547
Gap, Inc. (The)                                50,800       660    Gilead Sciences, Inc.(2)                        36,000     1,667
McDonald's Corp.                               34,050     1,858    Johnson & Johnson                               10,700       563
Netflix, Inc.(2)                               13,450       577    McKesson Corp.                                  19,400       680
NIKE, Inc. Class B                             13,850       649    OSI Pharmaceuticals, Inc.(2)                    19,400       742
                                                        -------    St. Jude Medical, Inc.(2)                       30,800     1,119
                                                          5,389    Teva Pharmaceutical Industries Ltd.
                                                        -------       Sponsored ADR                                40,000     1,802
                                                                   Watson Pharmaceuticals, Inc.(2)                 69,950     2,176
CONSUMER STAPLES--12.0%                                                                                                     -------
Archer-Daniels-Midland Co.                     18,350       510                                                              13,604
Campbell Soup Co.                              17,050       466                                                             -------
Constellation Brands, Inc.(2)                  39,050       465
Costco Wholesale Corp.                         10,850       502    INDUSTRIALS--9.4%
Dean Foods Co.(2)                              27,500       497    Cummins, Inc.                                   19,250       490
General Mills, Inc.                            35,800     1,786    Danaher Corp.                                   11,950       648
Kroger Co. (The)                               56,600     1,201    First Solar, Inc.(2)                            11,650     1,546
Procter & Gamble Co. (The)                     21,400     1,008    Fluor Corp.                                     14,100       487
Wal-Mart Stores, Inc.                          47,750     2,488    General Dynamics Corp.                          30,550     1,270
                                                        -------    General Electric Co.                            63,000       637
                                                          8,923    Honeywell International, Inc.                   15,000       418
                                                        -------    Norfolk Southern Corp.                          15,250       515
ENERGY--12.0%                                                      Union Pacific Corp.                             25,400     1,044
Chevron Corp.                                  32,450     2,182                                                             -------
ConocoPhillips                                 24,250       950                                                               7,055
Devon Energy Corp.                              8,950       400                                                             -------
Exxon Mobil Corp.                              42,240     2,876
Hess Corp.                                      8,400       455    INFORMATION TECHNOLOGY--18.1%
Occidental Petroleum Corp.                     37,550     2,090    Accenture Ltd.                                  58,850     1,618
                                                        -------    Apple, Inc.(2)                                   7,600       799
                                                          8,953    Autodesk, Inc.(2)                               35,600       598
                                                        -------    Broadcom Corp.(2)                               46,300       925
FINANCIALS--8.6%                                                   Cisco Systems, Inc.(2)                          31,750       532
Arch Capital Group Ltd.(2)                     10,700       576    F5 Networks, Inc.(2)                            34,600       725
Berkley (W.R.) Corp.                           26,200       591    International Business Machines Corp.           10,700     1,037
Broadridge Financial Solutions, Inc.           31,950       595    Intuit, Inc.(2)                                 23,050       622
JPMorgan Chase & Co.                           35,600       946    Marvell Technology Group Ltd.(2)                65,700       602
MetLife, Inc.                                  31,000       706    Microsoft Corp.                                 25,650       471
Morgan Stanley                                 47,800     1,088    QLogic Corp.(2)                                114,200     1,270
Northern Trust Corp.                           12,900       772    QUALCOMM, Inc.                                  51,050     1,986
U.S. Bancorp                                   77,000     1,125    Red Hat, Inc.(2)                                42,150       752
                                                        -------    Synopsys, Inc.(2)                               76,000     1,576
                                                          6,399                                                             -------
                                                        -------                                                              13,513
HEALTH CARE--18.2%                                                                                                          -------
Amgen, Inc.(2)                                 13,850       686
Bristol-Myers Squibb Co.                       39,850       873    MATERIALS--4.2%
                                                                   ArcelorMittal                                   20,400       409

                            VIRTUS CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                              SHARES     VALUE
                                            ---------   -------
MATERIALS--(CONTINUED)
Freeport-McMoRan Copper & Gold, Inc.           20,186   $   769
Monsanto Co.                                   10,000       831
Mosaic Co. (The)                               12,750       535
Praxair, Inc.                                   8,850       596
                                                        -------
                                                          3,140
                                                        -------

TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc.                                     57,930     1,460
Verizon Communications, Inc.                   26,550       802
                                                        -------
                                                          2,262
                                                        -------

UTILITIES--4.1%
FirstEnergy Corp.                              32,250     1,245
FPL Group, Inc.                                36,000     1,826
                                                        -------
                                                          3,071
---------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88,049)                                72,309
---------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.8%
(IDENTIFIED COST $88,049)                                72,309
---------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.2%

MONEY MARKET MUTUAL FUNDS--3.2%
BlackRock Liquidity Funds TempFund
  Portfolio - Insitutional Shares (seven-
  day effective yield 0.590%)               2,385,953     2,386
---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,386)                                  2,386
---------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $90,435)                                74,695(1)

Other assets and liabilities, net--0.0%                       2
                                                        -------
NET ASSETS--100.0%                                      $74,697
                                                        =======

ABBREVIATION LEGEND:
ADR American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES    VALUE                               SHARES    VALUE
                          -------- --------                             -------- --------
COMMON STOCKS--98.8%                          HEALTH CARE--(CONTINUED)
                                              AmSurg Corp.(2)              9,760 $   155
CONSUMER DISCRETIONARY                        Bruker Corp.(2)             19,600     121
 --11.3%                                      Centene Corp.(2)            10,840     195
99 Cents Only Stores(2)    10,710  $     99   Chemed Corp.                 5,180     201
Bally Technologies,                           CryoLife, Inc.(2)           11,360      59
 Inc.(2)                    5,160        95   Cubist Pharmaceuticals,
Cato Corp. (The) Class A    7,060       129    Inc.(2)                    11,300     185
Chico's FAS, Inc.(2)       13,970        75   Emergency Medical
Chipotle Mexican Grill,                        Services Corp.
 Inc. Class A(2)            3,630       241    Class A(2)                  6,740     212
Citi Trends, Inc.(2)        4,920       113   Emergent Biosolutions,
DeVry, Inc.                 3,330       160    Inc.(2)                     3,370      46
Genesco, Inc.(2)            4,480        84   Immucor, Inc.(2)             8,340     210
Shuffle Master, Inc.(2)    28,880        83   Kendle International,
Skechers U.S.A., Inc.                          Inc.(2)                     6,140     129
 Class A(2)                 4,740        32   LHC Group, Inc.(2)           2,860      64
Stage Stores, Inc.          6,610        67   Medicines Co. (The)(2)       7,330      79
True Religion Apparel,                        Medicis Pharmaceutical
 Inc.(2)                    6,970        82    Corp.                      12,870     159
Warnaco Group, Inc.                           Medtox Scientific,
 (The)(2)                   2,680        64    Inc.(2)                     6,570      45
                                   --------   Micrus Endovascular
                                      1,324    Corp.(2)                    8,230      49
                                   --------   NPS Pharmaceuticals,
CONSUMER STAPLES--0.8%                         Inc.(2)                    10,990      46
Darling International,                        Omnicell, Inc.(2)           10,900      85
 Inc.(2)                   25,860        96   OSI Pharmaceuticals,
                                   --------    Inc.(2)                     2,310      88
ENERGY--3.6%                                  Par Pharmaceutical Cos.,
Alpha Natural Resources,                       Inc.(2)                     6,480      61
 Inc.(2)                    3,620        64   Phase Forward, Inc.(2)      15,780     202
Atwood Oceanics, Inc.(2)    6,470       107   Questcor Pharmaceuticals,
Clayton Williams Energy,                       Inc.(2)                     9,050      44
 Inc.(2)                    2,660        78   RehabCare Group, Inc.(2)     4,950      86
McMoran Exploration                           SonoSite, Inc.(2)            6,150     110
 Co.(2)                     8,490        40   Valeant Pharmaceuticals
Pioneer Drilling Co.(2)    18,450        61    International(2)           10,520     187
Vaalco Energy, Inc.(2)     13,980        74   ViroPharma, Inc.(2)         17,710      93
                                   --------   VIVUS, Inc.(2)              20,640      89
                                        424                                      -------
                                   --------                                        3,239
FINANCIALS--7.1%                                                                 -------
Amtrust Financial                             INDUSTRIALS--11.0%
 Services, Inc.            13,300       127   Administaff, Inc.            3,710      78
Columbia Banking                              American Reprographics
 System, Inc.              14,450        93    Co.(2)                     20,070      71
Nationwide Health                             ATC Technology Corp.(2)      9,980     112
 Properties, Inc.           3,430        76   CIRCOR International,
Navigators Group, Inc.                         Inc.                        3,080      69
 (The)(2)                   3,860       182   Comfort Systems USA, Inc.    8,730      91
Provident New York                            CRA International,
 Bancorp                    6,520        56    Inc.(2)                     7,820     148
SeaBright Insurance                           EMCOR Group, Inc.(2)        10,390     178
 Holdings, Inc.(2)          7,650        80   Furmanite Corp.(2)          11,430      36
Trico Bancshares            4,150        69   GrafTech International
UMB Financial Corp.         1,540        65    Ltd.(2)                    10,560      65
United Financial                              Knoll, Inc.                 11,420      70
 Bancorp, Inc.              6,430        84   MasTec, Inc.(2)              7,200      87
                                   --------   Miller (Herman), Inc.        5,220      56
                                        832   Perini Corp.(2)              9,680     119
                                   --------   Polypore International,
HEALTH CARE--27.7%                             Inc.(2)                     7,980      32
Affymetrix, Inc.(2)        34,170       112
Alkermes, Inc.(2)           5,980        73
Alnylam Pharmaceuticals,
 Inc.(2)                    2,830        54

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES    VALUE                               SHARES    VALUE
                          -------- --------                             -------- --------
INDUSTRIALS--(CONTINUED)                      TELECOMMUNICATION
WESCO International,                           SERVICES--4.4%
 Inc.(2)                     4,050 $     73   Cbeyond, Inc.(2)             6,390 $    120
                                   --------   NTELOS Holdings Corp.        5,430       99
                                      1,285   Syniverse Holdings,
                                   --------    Inc.(2)                     6,840      108
INFORMATION TECHNOLOGY                        tw Telecom, Inc.(2)         10,770       94
 --28.1%                                      USA Mobility, Inc.          10,630       98
ACI  Worldwide, Inc.(2)      5,630      106                                      --------
Actel Corp.(2)               6,110       62                                           519
ANSYS, Inc.(2)               7,300      183   -------------------------------------------
Blackboard, Inc.(2)          2,960       94   TOTAL COMMON STOCKS
Blue Coat Systems,                            (IDENTIFIED COST $16,002)            11,582
 Inc.(2)                    18,940      227   -------------------------------------------
Cirrus Logic, Inc.(2)       13,810       52   TOTAL LONG TERM
Concur Technologies,                           INVESTMENTS--98.8%
 Inc.(2)                     6,190      119   (IDENTIFIED COST $16,002)            11,582
CSG Systems                                   -------------------------------------------
 International, Inc.(2)     11,440      163   SHORT-TERM INVESTMENTS
Electronics for Imaging,                       --1.2%
 Inc.(2)                     7,790       76   MONEY MARKET MUTUAL FUNDS
Immersion Corp.(2)          17,250       51    --1.2%
Interactive Intelligence,                     BlackRock Liquidity Funds
 Inc.(2)                    20,500      186    TempFund Portfolio -
Kenexa Corp.(2)             11,120       60    Insitutional Shares
Knot, Inc. (The)(2)         10,320       85    (seven-day effective
Novatel Wireless, Inc.(2)   27,970      157    yield 0.590%)             136,990      137
Oplink Communications,                        -------------------------------------------
 Inc.(2)                    19,600      151   TOTAL SHORT-TERM
Plexus Corp.(2)              7,580      105    INVESTMENTS
Polycom, Inc.(2)             6,780      104   (IDENTIFIED COST $137)                  137
RealNetworks, Inc.(2)       54,150      126   -------------------------------------------
Rightnow Technologies,
 Inc.*(2)                   10,360       78   TOTAL INVESTMENTS--100.0%
Riverbed Technology,                          (IDENTIFIED COST $16,139)            11,719(1)
 Inc.(2)                    11,730      153
Sapient Corp.(2)            15,820       71   Other assets and
Silicon Image, Inc.(2)      36,440       87    liabilities, net--0.0%                   3
SonicWALL, Inc.(2)          48,080      214                                      --------
Sybase, Inc.(2)              3,300      100   NET ASSETS--100.0%                 $ 11,722
Taleo Corp. Class A(2)      10,700      127                                      ========
TeleCommunication
 Systems, Inc.(2)           10,590       97
Vocus, Inc.(2)              10,920      145
Zoran Corp.(2)              13,360      118
                                   --------
                                      3,297
                                   --------

MATERIALS--4.8%
CF Industries Holdings,
 Inc.                        1,510      108
Compass Minerals
 International, Inc.         2,720      153
Koppers Holdings, Inc.       6,080       88
Rock-Tenn Co. Class A        2,580       70
Terra Industries, Inc.       5,240      147
                                   --------
                                        566
                                   --------

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                  VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES    VALUE                               SHARES    VALUE
                          -------- --------                             -------- --------
COMMON STOCKS--98.8%                          FINANCIALS--(CONTINUED)
                                              Jones Lang LaSalle, Inc.    25,625 $   596
CONSUMER DISCRETIONARY                        Meadowbrook Insurance
 --10.5%                                       Group, Inc.                85,200     520
Aeropostale, Inc.(2)        14,700 $    390   Mid-America Apartment
Bally Technologies,                            Communities, Inc.          16,300     503
 Inc.(2)                    11,675      215   NBT Bancorp, Inc.           21,675     469
California Pizza Kitchen,                     Odyssey Re Holdings Corp.   18,500     702
 Inc.(2)                    35,300      462   Prosperity Bancshares,
Christopher & Banks Corp.   57,975      237    Inc.                       26,850     734
Coldwater Creek, Inc.(2)   169,700      426   RLI Corp.                   16,000     803
Collective Brands,                            Senior Housing Properties
 Inc.(2)                    29,250      285    Trust                      30,950     434
Jos. A. Bank Clothiers,                       SWS Group, Inc.             53,275     827
 Inc.(2)                    11,900      331   Tompkins Financial Corp.    12,350     531
Learning Tree                                 UMB Financial Corp.         18,425     783
 International, Inc.(2)     91,200      772                                      -------
Movado Group, Inc.          58,200      439                                        9,500
Perry Ellis                                                                      -------
 International, Inc.(2)     37,200      129   HEALTH CARE--17.0%
Phillips-Van Heusen Corp.   20,410      463   AMERIGROUP Corp.(2)         34,175     941
Systemax, Inc.(2)           73,125      945   AmSurg Corp.(2)             31,425     498
Tupperware Brands Corp.     26,300      447   Centene Corp.(2)            30,400     548
                                   --------   Cubist Pharmaceuticals,
                                      5,541    Inc.(2)                    14,600     239
                                   --------   Hanger Orthopedic Group,
CONSUMER STAPLES--6.0%                         Inc.(2)                    43,625     578
Boston Beer Co., Inc.                         InVentiv Health, Inc.(2)    77,515     633
 (The) Class A(2)           10,875      227   Kendle International,
Cal-Maine Foods, Inc.       41,225      923    Inc.(2)                    38,050     798
Casey's General Stores,                       Life Sciences Research,
 Inc.                       18,950      505    Inc.(2)                    32,250     231
Ingles Markets, Inc.                          Medicis Pharmaceutical
 Class A                    19,750      295    Corp.                      24,250     300
Pantry, Inc.,  (The)(2)     45,030      793   Molina Healthcare,
Spartan Stores, Inc.        28,650      441    Inc.(2)                    33,025     628
                                   --------   Noven Pharmaceuticals,
                                      3,184    Inc.(2)                    25,950     246
                                   --------   Phase Forward, Inc.(2)      38,500     492
ENERGY--5.2%                                  Salix Pharmaceuticals
Comstock Resources,                            Ltd.(2)                   105,250   1,000
 Inc.(2)                     6,475      193   SonoSite, Inc.(2)           25,800     461
Dawson Geophysical Co.(2)   23,750      320   STERIS Corp.                19,925     464
Encore Acquisition Co.(2)   15,500      361   ViroPharma, Inc.(2)        102,225     537
GeoResources, Inc.(2)       25,975      174   VIVUS, Inc.(2)              44,550     192
Gulfmark Offshore,                            Zoll Medical Corp.(2)       17,350     249
 Inc.(2)                     8,125      194                                      -------
Matrix Service Co.(2)       37,150      305                                        9,035
Parker Drilling Co.(2)     121,595      224                                      -------
USEC, Inc.(2)               96,600      464   INDUSTRIALS--14.2%
Vaalco Energy, Inc.(2)      94,500      500   Ampco-Pittsburgh Corp.      29,490     391
                                   --------   ATC Technology Corp.(2)     18,900     212
                                      2,735   Chart Industries, Inc.(2)   39,700     313
                                   --------   Comfort Systems USA, Inc.   44,750     464
FINANCIALS--17.9%                             CRA International,
Argo Group International                       Inc.(2)                    31,725     599
 Holdings Ltd.(2)           31,870      960   EnPro Industries, Inc.(2)   48,975     838
Cash America                                  Force Protection, Inc.(2)   55,650     267
 International, Inc.         8,650      136   Gardner Denver, Inc.(2)     30,390     661
Compass Diversified Trust   35,800      319   Layne Christensen Co.(2)    51,950     835
Crawford & Co. Class B(2)   60,100      404
EZCORP, Inc. Class A(2)     22,400      259
First Citizens
 BancShares, Inc. Class A    3,945      520

                  VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES    VALUE                                SHARES   VALUE
                          -------- --------                              -------- -------
INDUSTRIALS--(CONTINUED)                       UTILITIES--(CONTINUED)
M & F Worldwide Corp.(2)    17,275 $    202    Unisource Energy Corp.      22,900 $    646
Marten Transport Ltd.(2)    44,350      828                                       --------
On Assignment, Inc.(2)      84,975      230                                          2,492
Perini Corp.(2)             42,800      526    -------------------------------------------
Robbins & Myers, Inc.       35,100      533    TOTAL COMMON STOCKS
Teledyne Technologies,                         (IDENTIFIED COST $80,476)            52,406
 Inc.(2)                    23,420      625    -------------------------------------------
                                   --------    TOTAL LONG TERM
                                      7,524     INVESTMENTS--98.8%
                                   --------    (IDENTIFIED COST $80,476)            52,406
INFORMATION TECHNOLOGY                         -------------------------------------------
 --20.2%                                       SHORT-TERM INVESTMENTS
Advanced Energy                                 --1.5%
 Industries, Inc.(2)        57,385      432    MONEY MARKET MUTUAL FUNDS
American Software, Inc.                         --1.5%
 Class A                    51,575      272    BlackRock Liquidity Funds
Arris Group, Inc.(2)        50,825      375     TempFund Portfolio -
Blue Coat Systems,                              Insitutional Shares
 Inc.(2)                    56,600      680     (seven-day effective
Cogo Group, Inc.(2)         56,750      379     yield 0.590%)             815,627      816
CSG Systems                                    -------------------------------------------
 International, Inc.(2)     51,025      729    TOTAL SHORT-TERM
Digital River, Inc.(2)      27,870      831     INVESTMENTS
Electronics for Imaging,                       (IDENTIFIED COST $816)                  816
 Inc.(2)                    78,300      767    -------------------------------------------
Emulex Corp.(2)             67,300      339    TOTAL INVESTMENTS--100.3%
j2 Global Communications,                      (IDENTIFIED COST $81,292)            53,222(1)
 Inc.(2)                    41,215      902
Methode Electronics, Inc.   60,700      217    Other assets and
NETGEAR, Inc.(2)            40,600      489     liabilities, net--(0.3)%              (160)
Parametric Technology                                                             --------
 Corp.(2)                   43,250      432    NET ASSETS--100.0%                 $ 53,062
Pegasystems, Inc.           43,000      799                                       ========
Pericom Semiconductor
 Corp.(2)                   56,675      414
Plexus Corp.(2)             59,575      823
SonicWALL, Inc.(2)          88,000      392
SPSS, Inc.(2)               40,600    1,154
TeleTech Holdings,
 Inc.(2)                    28,400      309
                                   --------
                                     10,735
                                   --------
MATERIALS--3.1%
AK Steel Holding Corp.      77,150      549
Buckeye Technologies,
 Inc.(2)                    72,990      155
Greif, Inc. Class A         14,675      489
OM Group, Inc.(2)           24,180      467
                                   --------
                                      1,660
                                   --------
UTILITIES--4.7%
Nicor, Inc.                 28,875      959
Southwest Water Co.        206,300      887

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES    VALUE                                SHARES    VALUE
                          -------- --------                              -------- --------
COMMON STOCKS--99.1%                           FINANCIALS--(CONTINUED)
                                               Cash America
CONSUMER DISCRETIONARY                          International, Inc.        14,000 $    219
 --12.1%                                       City Holding Co.            40,800    1,113
Barnes & Noble, Inc.        28,900 $    618    Community Trust Bancorp,
Carter's, Inc.(2)           33,600      632     Inc.                       52,651    1,408
Cato Corp. (The) Class A    86,200    1,576    Corporate Office
Children's Place Retail                         Properties Trust           16,500      410
 Stores, Inc. (The)(2)      13,000      285    First Mercury Financial
Columbia Sportswear Co.     15,100      452     Corp.(2)                   32,800      474
Genesco, Inc.(2)            36,600      689    First Niagara Financial
HOT Topic, Inc.(2)         118,700    1,328     Group, Inc.                63,600      693
Maidenform Brands,                             FirstMerit Corp.            38,000      692
 Inc.(2)                   106,122      972    FNB Corp.                   43,500      334
Monro Muffler Brake, Inc.   10,000      273    Harleysville Group, Inc.    42,300    1,346
New York & Co., Inc.(2)     67,200      238    Highwoods Properties,
Regis Corp.                 71,500    1,033     Inc.                       43,000      921
Rent-A-Center, Inc.(2)      70,400    1,364    Home Properties, Inc.       27,900      855
Timberland Co. (The)                           Horace Mann Educators
 Class A(2)                 83,700      999     Corp.                      66,300      555
UniFirst Corp.              32,350      901    IPC Holdings Ltd.           12,000      324
WMS Industries, Inc.(2)     41,300      864    Kilroy Realty Corp.         20,500      352
                                   --------    Knight Capital Group,
                                     12,224     Inc. Class A(2)            46,000      678
                                   --------    Lakeland Financial Corp.    21,000      403
CONSUMER STAPLES--4.4%                         MB Financial, Inc.          21,500      292
BJ's Wholesale Club,                           Nationwide Health
 Inc.(2)                    54,700    1,750     Properties, Inc.           28,200      626
Central Garden and Pet                         Navigators Group, Inc.
 Co. Class A(2)             89,000      669     (The)(2)                   23,650    1,116
Coca-Cola Bottling Co.                         NBT Bancorp, Inc.           49,000    1,060
 Consolidated               11,950      622    Nelnet, Inc. Class A(2)     46,000      407
Fresh Del Monte Produce,                       PHH Corp.(2)                58,700      825
 Inc.(2)                    27,000      443    Platinum Underwriters
Nash-Finch Co.               5,000      141     Holdings Ltd.              44,200    1,254
TreeHouse Foods, Inc.(2)    30,000      864    ProAssurance Corp.(2)       15,600      727
                                   --------    Prosperity Bancshares,
                                      4,489     Inc.                       24,300      665
                                   --------    Provident Financial
ENERGY--4.0%                                    Services, Inc.             51,000      551
Basic Energy Services,                         Provident New York
 Inc.(2)                    36,300      235     Bancorp                    40,400      345
CVR Energy, Inc.(2)         96,600      535    PS Business Parks, Inc.     37,450    1,380
Key Energy Services,                           Ramco-Gershenson
 Inc.(2)                   140,300      404     Properties Trust           42,750      276
Matrix Service Co.(2)       94,000      773    Renasant Corp.              42,700      536
Oil States International,                      SeaBright Insurance
 Inc.(2)                    28,000      376     Holdings, Inc.(2)          46,650      488
Rosetta Resources,                             Selective Insurance
 Inc.(2)                    71,100      352     Group, Inc.                59,900      728
SEACOR Holdings, Inc.(2)    11,100      647    Simmons First National
Vaalco Energy, Inc.(2)     127,900      676     Corp. Class A              20,998      529
                                   --------    Southside Bancshares,
                                      3,998     Inc.                       18,200      344
                                   --------    Sunstone Hotel Investors,
FINANCIALS--30.1%                               Inc.                       50,639      133
1st Source Corp.            24,925      450    SWS Group, Inc.             58,600      910
Amerisafe, Inc.(2)          62,000      950    Trico Bancshares            32,800      549
Aspen Insurance Holdings                       UMB Financial Corp.         19,550      831
 Ltd.                       71,250    1,600    United Fire &
Associated Estates Realty                       Casualty Co.               20,800      457
 Corp.                      52,100      296    WSFS Financial Corp.        24,900      557
BancFirst Corp.             17,086      622                                       --------
                                                                                    30,281
                                                                                  --------
                                               HEALTH CARE--5.1%
                                               Alliance Healthcare
                                                Services, Inc.(2)         162,278   1,103

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES    VALUE                                SHARES    VALUE
                          -------- --------                              -------- --------
HEALTH CARE--(CONTINUED)                       INFORMATION TECHNOLOGY
AMERIGROUP Corp.(2)         28,000 $    771     --(CONTINUED)
AmSurg Corp.(2)             43,050      682    MKS Instruments, Inc.(2)    27,000 $    396
Emergency Medical                              Perot Systems Corp.
 Services Corp.                                 Class A(2)                 21,000      271
 Class A(2)                 37,400    1,174    QLogic Corp.(2)            132,500    1,473
HealthSpring, Inc.(2)       16,000      134    Rogers Corp.(2)             21,500      406
MedCath Corp.(2)            47,450      345    SAIC, Inc.(2)               56,000    1,046
RehabCare Group, Inc.(2)    54,000      942    Skyworks Solutions,
                                   --------     Inc.(2)                    83,000      669
                                      5,151    Sybase, Inc.(2)             26,000      788
                                   --------    TeleTech Holdings,
INDUSTRIALS--15.0%                              Inc.(2)                    31,900      347
Apogee Enterprises, Inc.    93,100    1,022    Teradyne, Inc.(2)          229,900    1,007
Beacon Roofing Supply,                         TIBCO Software, Inc.(2)     45,000      264
 Inc.(2)                    29,000      388    ValueClick, Inc.(2)         74,400      633
Brady Corp. Class A         22,600      399    Vishay Intertechnology,
Comfort Systems USA, Inc.  103,500    1,073     Inc.(2)                   165,800      577
Crane Co.                   70,400    1,188                                       --------
Deluxe Corp.                29,300      282                                         14,636
EMCOR Group, Inc.(2)        57,200      982                                       --------
EnPro Industries, Inc.(2)   40,200      687    MATERIALS--5.0%
Gibraltar Industries,                          Buckeye Technologies,
 Inc.                       45,400      214     Inc.(2)                   190,700      406
H&E Equipment Services,                        Innophos Holdings, Inc.     22,000      248
 Inc.(2)                   114,540      750    Innospec, Inc.              66,800      252
John Bean Technologies                         Minerals Technologies,
 Corp.                      92,400      967     Inc.                       37,500    1,202
Kforce, Inc.(2)             96,878      681    Rock-Tenn Co. Class A       45,450    1,229
Knoll, Inc.                 86,650      531    Schulman (A.), Inc.         72,900      988
Lydall, Inc.(2)             60,600      180    Silgan Holdings, Inc.       12,800      673
Marten Transport Ltd.(2)    17,800      333                                       --------
MPS Group, Inc.(2)          51,000      304                                          4,998
Navigant Consulting,                                                              --------
 Inc.(2)                    32,000      418    TELECOMMUNICATION
Old Dominion Freight                            SERVICES--1.6%
 Line, Inc.(2)              27,100      637    Syniverse Holdings,
Pike Electric Corp.(2)     128,200    1,186     Inc.(2)                   100,500    1,584
Smith (A.O.) Corp.          43,400    1,093                                       --------
Tredegar Corp.              92,150    1,505    UTILITIES--7.3%
Watson Wyatt Worldwide,                        California Water Service
 Inc. Class A                6,000      296     Group                       2,000       83
                                   --------    El Paso Electric Co.(2)     94,800    1,336
                                     15,116    New Jersey Resources
                                   --------     Corp.                       9,000      306
INFORMATION TECHNOLOGY                         Northwestern Corp.          46,000      988
 --14.5%                                       Portland General
3Com Corp.(2)              238,000      735     Electric Co.               83,500    1,469
Acxiom Corp.               137,700    1,019    Southwest Gas Corp.         82,550    1,739
Benchmark Electronics,                         Unisource Energy Corp.      51,400    1,449
 Inc.(2)                    92,300    1,034                                       --------
CACI International, Inc.                                                             7,370
 Class A(2)                  4,000      146    -------------------------------------------
CIBER, Inc.(2)             100,600      275    TOTAL COMMON STOCKS
CSG Systems                                    (IDENTIFIED COST $122,239)           99,847
 International, Inc.(2)     70,800    1,011    -------------------------------------------
Emulex Corp.(2)            109,200      549    TOTAL LONG TERM INVESTMENTS--99.1%
Integrated Device                              (IDENTIFIED COST $122,239)           99,847
 Technology, Inc.(2)        98,500      448    -------------------------------------------
JDA Software Group,
 Inc.(2)                    95,700    1,105
Methode Electronics, Inc.  122,050      437

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                           SHARES    VALUE
                          -------- --------
SHORT-TERM INVESTMENTS
 --1.0%

MONEY MARKET MUTUAL FUNDS
 --1.0%
BlackRock Liquidity Funds
 TempFund Portfolio -
 Institutional Shares
 (seven - day effective
 yield 0.590%)             996,794 $    997
-------------------------------------------
TOTAL SHORT-TERM
 INVESTMENTS
(IDENTIFIED COST $997)                  997
-------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST
 $123,236)                          100,844(1)

Other assets and
 liabilities, net--(0.1)%              (141)
                                   --------
NET ASSETS--100.0%                 $100,703
                                   ========

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                         PAR VALUE      VALUE                                               SHARES        VALUE
                                        ----------    --------                                            ----------    --------
CONVERTIBLE BONDS--0.0%                                           CONSUMER STAPLES--(CONTINUED)
                                                                  Kimberly-Clark de Mexico S.A.B. de C.V.
UTILITIES--0.0%                                                     Class A                                  242,826    $    788
Companhia de Saneamento de Minas Gerais                           KT&G Corp.                                  35,979       1,986
  144A 8.550%, 6/1/13 (3)(4)(5)         $        1    $     38    Nestle India Ltd.                           50,491       1,554
--------------------------------------------------------------    Shoprite Holdings Ltd                       69,100         369
TOTAL CONVERTIBLE BONDS                                           Souza Cruz SA                              163,626       3,130
(IDENTIFIED COST $42)                                       38    Thai Beverage PCL                        2,419,500         279
--------------------------------------------------------------    Unilever Indonesia Tbk PT                1,071,900         739
                                          SHARES        VALUE     United Spirits Ltd.                         28,764         369
                                        ----------    --------    Wal-Mart de Mexico S.A. de C.V.            466,423       1,090
                                                                                                                        --------
PREFERRED STOCK--2.9%                                                                                                     25,968
                                                                                                                        --------

UTILITIES--2.9%                                                   ENERGY--7.8%
AES Tiete SA Pfd. 10.180%                  191,440       1,466    CNOOC Ltd.                               1,874,846       1,884
Eletropaulo Metropolitana de Sao Paulo                            Petroleo Brasileiro SA ADR                  36,512       1,113
  SA Series B Pfd. 2.970%                   97,113       1,370    Petroleo Brasileiro SA Sponsored ADR        41,157       1,008
--------------------------------------------------------------    PTT Exploration & Production PCL           592,100       1,557
TOTAL PREFERRED STOCK                                             Sasol Ltd.                                  74,810       2,169
(IDENTIFIED COST $2,737)                                 2,836                                                          --------
--------------------------------------------------------------                                                             7,731
                                                                                                                        --------
COMMON STOCKS--81.8%
                                                                  FINANCIALS--11.5%
                                                                  Banco Santander Chile ADR                   29,200       1,003
CONSUMER DISCRETIONARY--3.1%                                      BM&F BOVESPA SA                            315,435         959
Bec World PCL                              292,700         153    Haci Omer Sabanci Holding A.S.                   3          --(9)
Genting Bhd                                363,200         367    HDFC Bank Ltd.                              68,512       1,318
Grupo Televisa SA                          282,033         767    HDFC Bank Ltd. ADR                          13,500         823
Hero Honda Motors, Ltd.                      5,235         111    Housing Development Finance Corp.           82,195       2,294
NET Servicos de Comunicacao SA(2)          130,228         946    Itau Unibanco Banco Multiplo SA            150,142       1,633
Peace Mark Holdings Ltd.(2)(8)             464,100          --(9) Itausa Investimentos SA                    471,367       1,621
Television Broadcasts Ltd.                 241,600         773    Jammu & Kashmir Bank Ltd.                   48,058         298
                                                      --------    Public Bank Bhd                            434,942         902
                                                         3,117    State Bank of India Ltd.                    25,072         528
                                                      --------                                                          --------
                                                                                                                          11,379
CONSUMER STAPLES--26.2%                                                                                                 --------
Amorepacific Corp.                           1,243         550
British American Tobacco Bhd                31,000         387    HEALTH CARE--3.6%
British American Tobacco plc               152,328(7)    3,519    Cipla Ltd.                                 305,617       1,329
British American Tobacco plc                24,095(6)      557    Sun Pharmaceutical Industries Ltd.          33,599         737
Coca-Cola Femsa S.A.B. de C.V.             185,567         630    Yuhan Corp.                                 11,072       1,485
Colgate Palmolive India Ltd.                85,400         794                                                          --------
Companhia de Bebidas das Americas ADR       49,617       2,369                                                             3,551
Dabur India Ltd.                           192,300         377                                                          --------
Dairy Farm International Holdings Ltd.     161,900         714
Fomento Economico Mexicano S.A.B. de CV    369,155         938    INDUSTRIALS--3.7%
Guinness Anchor Bhd                        147,500         227    Bharat Heavy Electricals Ltd.               26,856         801
Hengan International Group Co., Ltd.       249,392       1,003    Jain Irrigation Systems Ltd.                76,042         512
Hindustan Unilever Ltd.                    442,475       2,070    S1 Corp.                                    45,995       1,547
ITC Ltd.                                   418,909       1,529    Singapore Technologies Engineering Ltd.    195,700         317

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES        VALUE
                                        ----------    --------
INDUSTRIALS--(CONTINUED)                                          TOTAL INVESTMENTS--104.1%
Taiwan Secom Co., Ltd.                     374,000    $    510    (IDENTIFIED COST $119,126)                             103,355(1)
                                                      --------
                                                         3,687    Other assets and liabilities,
                                                      --------      net--(4.1)%                                           (4,076)
                                                                                                                        --------
INFORMATION TECHNOLOGY--4.9%                                      NET ASSETS--100.0%                                    $ 99,279
Infosys Technologies Ltd.                   18,814         493                                                          ========
NetEase.Com, Inc. ADR(2)                    33,900         910
Redecard SA                                206,586       2,504
Taiwan Semiconductor Manufacturing Co.,
  Ltd.                                     331,624         500
Tata Consultancy Services Ltd.              47,634         507
                                                      --------
                                                         4,914
                                                      --------

TELECOMMUNICATION SERVICES--11.8%
America Movil S.A.B. de C.V. Series L    1,145,989       1,553
Bharti Airtel Ltd.(2)                      160,066       1,981
China Mobile Ltd.                          320,056       2,788
MTN Group Ltd.                             202,738       2,249
Philippine Long Distance Telephone Co.
  Sponsored ADR                             44,193       1,950
Telekomunikasi Indonesia Tbk PT          1,885,671       1,231
                                                      --------
                                                        11,752
                                                      --------

UTILITIES--9.2%
Cheung Kong Infrastructure Holdings Ltd    225,100         901
CLP Holdings Ltd.                          133,300         916
Companhia de Saneamento de Minas Gerais     72,972         621
Companhia Energetica de Minas Gerais       161,125       2,386
CPFL Energia SA                              5,600          76
HongKong Electric Holdings Ltd.            383,812       2,280
Tanjong plc                                323,800       1,227
Xinao Gas Holdings Ltd.                    699,525         704
                                                      --------
                                                         9,111
--------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $97,076)                               81,210
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--84.7%
(IDENTIFIED COST $99,855)                               84,084
--------------------------------------------------------------

SHORT-TERM INVESTMENTS--19.4%


MONEY MARKET MUTUAL FUNDS--19.4%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven - day effective yield 0.590%)  19,270,500      19,271
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $19,271)                               19,271
--------------------------------------------------------------

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

(Amounts reported in thousands)










ABBREVIATION LEGEND:
ADR   American Depositary Receipt


At March 31, 2009, the Fund had entered into forward currency contracts as follows:

                                                                    UNREALIZED
                                                                   APPRECIATION
CONTRACTS TO SELL   IN EXCHANGE FOR   SETTLEMENT DATE    VALUE    (DEPRECIATION)
-----------------   ---------------   ---------------   -------   --------------
INR       236,691   USD       4,611       8/20/09       $(4,606)        $5
INR        37,871   USD         725       9/02/09         $(736)      $(11)
KOR     2,964,598   USD       2,149       7/31/09       $(2,153)       $(4)
MXP         5,896   USD         404       7/29/09         $(408)       $(4)
MXP        20,123   USD       1,349       7/29/09       $(1,393)      $(43)
MYR         5,620   USD       1,543       7/31/09       $(1,540)        $3
ZAR        10,617   USD       1,013       7/29/09       $(1,095)      $(82)
                                                                     -----
                                                                     $(136)
                                                                     =====

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)   Non-income producing.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $38 or 0.0% of net assets.
(4) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(5) Illiquid and restricted security. At March 31, 2009, this security amounted to a value of $38 or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(6)   Shares traded on Johannesburg exchange
(7)   Shares traded on London Exchange.
(8)   Illiquid security.
(9)   Amounts are less than $500 (not reported in thousands).

FOREIGN CURRENCIES:
INR   Indian Rupee
KOR   Korean Won
MXP   Mexican Peso
MYR   Malaysian Ringgit
USD   United States Dollar
ZAR   South Africa Rand

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*

As a % of total investments
--------------------------------------------------
Brazil                                          20%
United States **                                19
India                                           18
China                                            6
Hong Kong                                        6
Mexico                                           6
South Korea                                      5
Other                                           20
--------------------------------------------------
Total                                          100%
--------------------------------------------------

* FOREIGN SECURITY COUNTRY DETERMINATION:
A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

** Includes short-term investments

                                VIRTUS INDEX FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE                                                  SHARES     VALUE
                                           ---------  --------                                               ---------  --------

COMMON STOCKS--95.8%                                              CONSUMER DISCRETIONARY--(CONTINUED)
                                                                  Macy's, Inc.                                   1,090  $     10
CONSUMER DISCRETIONARY--8.5%                                      Marriott International, Inc.                     760        12
Abercrombie & Fitch Co.                          230  $      5    Mattel, Inc.                                     930        11
Amazon.com, Inc.(2)                              830        61    McDonald's Corp.                               2,880       157
Apollo Group, Inc.(2)                            280        22    McGraw-Hill Cos., Inc. (The)                     810        19
AutoNation, Inc.(2)                              280         4    Meredith Corp.                                    90         2
AutoZone, Inc.(2)                                100        16    New York Times Co. (The)                         300         1
Bed Bath & Beyond, Inc.(2)                       670        17    Newell Rubbermaid, Inc.                          720         5
Best Buy Co., Inc.                               870        33    News Corp.                                     5,950        39
Big Lots, Inc.(2)                                210         4    NIKE, Inc. Class B                             1,010        47
Black & Decker Corp. (The)                       160         5    Nordstrom, Inc.                                  410         7
Block (H&R), Inc.                                880        16    O'Reilly Automotive, Inc.(2)                     370        13
Carnival Corp.                                 1,130        24    Office Depot, Inc.(2)                            710         1
CBS Corp.                                      1,760         7    Omnicom Group, Inc.                              800        19
Centex Corp.                                     320         2    Penney (J.C.) Co., Inc.                          570        11
Coach, Inc.(2)                                   850        14    Polo Ralph Lauren Corp.                          150         6
Comcast Corp. Class A                          7,450       102    Pulte Homes, Inc.                                550         6
Darden Restaurants, Inc.                         360        12    RadioShack Corp.                                 320         3
DIRECTV Group, Inc. (The)(2)                   1,410        32    Scripps Networks Interactive, Inc.               230         5
Eastman Kodak Co.                                690         3    Sears Holdings Corp.(2)                          140         6
Expedia, Inc.(2)                                 540         5    Sherwin-Williams Co. (The)                       250        13
Family Dollar Stores, Inc.                       360        12    Snap-On, Inc.                                    150         4
Ford Motor Co.(2)                              6,180        16    Stanley Works (The)                              200         6
Fortune Brands, Inc.                             390        10    Staples, Inc.                                  1,850        34
GameStop Corp. Class A(2)                        420        12    Starbucks Corp.(2)                             1,900        21
Gannett Co., Inc.                                590         1    Starwood Hotels & Resorts Worldwide, Inc.        470         6
Gap, Inc. (The)                                1,210        16    Target Corp.                                   1,950        67
General Motors Corp.                           1,580         3    Tiffany & Co.                                    320         7
Genuine Parts Co.                                410        12    Time Warner Cable, Inc.                        1,776        44
Goodyear Tire & Rubber Co. (The)(2)              620         4    Time Warner, Inc.                              3,093        60
Harley-Davidson, Inc.                            600         8    TJX Cos., Inc. (The)                           1,080        28
Harman International Industries, Inc.            150         2    VF Corp.                                         230        13
Hasbro, Inc.                                     320         8    Viacom, Inc. Class B(2)                        1,590        28
Home Depot, Inc. (The)                         4,390       103    Walt Disney Co. (The)                          4,790        87
Horton (D.R.), Inc.                              710         7    Washington Post Co. (The)                         15         5
International Game Technology                    760         7    Whirlpool Corp.                                  190         6
Interpublic Group of Cos., Inc. (The)(2)       1,230         5    Wyndham Worldwide Corp.                          460         2
Johnson Controls, Inc.                         1,540        19    Wynn Resorts Ltd.(2)                             160         3
KB Home                                          190         3    Yum! Brands, Inc.                              1,200        33
Kohl's Corp.(2)                                  790        33                                                          --------
Leggett & Platt, Inc.                            400         5                                                             1,595
Lennar Corp.                                     370         3                                                          --------
Limited Brands, Inc.                             700         6
Lowe's Cos., Inc.                              3,790        69    CONSUMER STAPLES--12.3%
                                                                  Altria Group, Inc.                             5,330        85
                                                                  Archer-Daniels-Midland Co.                     1,660        46

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE                                                  SHARES     VALUE
                                           ---------  --------                                               ---------  --------

CONSUMER STAPLES--(CONTINUED)                                     ENERGY--(CONTINUED)
Avon Products, Inc.                            1,100  $     21    Baker Hughes, Inc.                               800  $     23
Brown-Forman Corp.                               255        10    BJ Services Co.                                  760         8
Campbell Soup Co.                                530        14    Cabot Oil & Gas Corp.                            270         6
Clorox Co. (The)                                 360        19    Cameron International Corp.(2)                   570        13
Coca-Cola Co. (The)                            5,150       226    Chesapeake Energy Corp.                        1,400        24
Coca-Cola Enterprises, Inc.                      820        11    Chevron Corp.                                  5,259       354
Colgate-Palmolive Co.                          1,310        77    ConocoPhillips                                 3,860       151
ConAgra Foods, Inc.                            1,160        20    Consol Energy, Inc.                              470        12
Constellation Brands, Inc.(2)                    500         6    Devon Energy Corp.                             1,140        51
Costco Wholesale Corp.                         1,120        52    Diamond Offshore Drilling, Inc.                  190        12
CVS Caremark Corp.                             3,714       102    El Paso Corp.                                  1,810        11
Dean Foods Co.(2)                                400         7    ENSCO International, Inc.                        370        10
Dr Pepper Snapple Group, Inc.(2)                 660        11    EOG Resources, Inc.                              650        36
Estee Lauder Cos., Inc. (The)                    300         7    Exxon Mobil Corp.(4)                          13,160       896
General Mills, Inc.                              860        43    Halliburton Co.                                2,310        36
Heinz (H.J.) Co.                                 810        27    Hess Corp.                                       730        40
Hershey Co. (The)                                430        15    Marathon Oil Corp.                             1,826        48
Hormel Foods Corp.                               180         6    Massey Energy Co.                                225         2
Kellogg Co.                                      650        24    Murphy Oil Corp.                                 490        22
Kimberly-Clark Corp.                           1,070        49    Nabors Industries Ltd.(2)                        740         7
Kraft Foods, Inc. Class A                      3,795        85    National Oilwell Varco, Inc.(2)                1,080        31
Kroger Co. (The)                               1,690        36    Noble Energy, Inc.                               450        24
Lorillard, Inc.                                  430        27    Occidental Petroleum Corp.                     2,090       116
McCormick & Co., Inc.                            340        10    Peabody Energy Corp.                             690        17
Molson Coors Brewing Co.                         380        13    Pioneer Natural Resources Co.                    300         5
Pepsi Bottling Group, Inc. (The)                 350         8    Range Resources Corp.                            400        16
PepsiCo, Inc.                                  4,020       207    Rowan Cos., Inc.                                 290         3
Philip Morris International, Inc.              5,230       186    Schlumberger Ltd.                              3,090       126
Procter & Gamble Co. (The)(4)                  7,722       364    Smith International, Inc.                        570        12
Reynolds American, Inc.                          440        16    Southwestern Energy Co.(2)                       890        26
Safeway, Inc.                                  1,110        22    Spectra Energy Corp.                           1,580        22
Sara Lee Corp.                                 1,830        15    Sunoco, Inc.                                     300         8
Smucker (J.M.) Co. (The)                         310        12    Tesoro Corp.                                     360         5
SUPERVALU, Inc.                                  546         8    Valero Energy Corp.                            1,330        24
SYSCO Corp.                                    1,550        35    Williams Cos., Inc. (The)                      1,500        17
Tyson Foods, Inc.                                780         7    XTO Energy, Inc.                               1,495        46
Wal-Mart Stores, Inc.                          5,780       301                                                          --------
Walgreen Co.                                   2,560        66                                                             2,362
Whole Foods Market, Inc.                         360         6                                                          --------
                                                      --------
                                                         2,302    FINANCIALS--10.2%
                                                      --------    AFLAC, Inc.                                    1,210        23
                                                                  Allstate Corp. (The)                           1,390        27
ENERGY--12.6%                                                     American Express Co.                           3,000        41
Anadarko Petroleum Corp.                       1,190        46    American International Group, Inc.             6,950         7
Apache Corp.                                     870        56    Ameriprise Financial, Inc.                       560        11

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE                                                  SHARES     VALUE
                                           ---------  --------                                               ---------  --------

FINANCIALS--(CONTINUED)                                           FINANCIALS--(CONTINUED)
AON Corp.                                        700  $     29    Marshall & Ilsley Corp.                          670  $      4
Apartment Investment & Management Co.            309         2    MBIA, Inc.(2)                                    490         2
Assurant, Inc.                                   300         7    MetLife, Inc.                                  2,050        47
AvalonBay Communities, Inc.                      216        10    Moody's Corp.                                    500        11
Bank of America Corp.                         16,535       113    Morgan Stanley                                 2,750        63
Bank of New York Mellon Corp. (The)            2,970        84    Nasdaq OMX Group, Inc. (The)(2)                  350         7
BB&T Corp.                                     1,430        24    Northern Trust Corp.                             580        35
Boston Properties, Inc.                          310        11    NYSE Euronext, Inc.                              690        12
Capital One Financial Corp.                    1,016        12    People's United Financial, Inc.                  900        16
CB Richard Ellis Group, Inc.(2)                  580         2    Plum Creek Timber Co., Inc.                      430        12
Charles Schwab Corp. (The)                     2,420        37    PNC Financial Services Group, Inc. (The)       1,109        32
Chubb Corp. (The)                                920        39    Principal Financial Group, Inc.                  670         5
Cincinnati Financial Corp.                       424        10    Progressive Corp. (The)(2)                     1,750        23
CIT Group, Inc.                                  930         3    ProLogis                                         690         4
Citigroup, Inc.                               14,100        36    Prudential Financial, Inc.                     1,100        21
CME Group, Inc.                                  170        42    Public Storage                                   320        18
Comerica, Inc.                                   390         7    Regions Financial Corp.                        1,790         8
Discover Financial Services                    1,240         8    Simon Property Group, Inc.                       593        21
E*TRADE Financial Corp.(2)                     1,460         2    SLM Corp.(2)                                   1,210         6
Equity Residential                               700        13    State Street Corp.                             1,120        34
Federated Investors, Inc.                        230         5    SunTrust Banks, Inc.                             920        11
Fifth Third Bancorp                            1,490         4    T. Rowe Price Group, Inc.                        670        19
First Horizon National Corp.                     545         6    Torchmark Corp.                                  220         6
Franklin Resources, Inc.                         390        21    Travelers Cos., Inc. (The)                     1,509        61
Genworth Financial, Inc.                       1,120         2    U.S. Bancorp                                   4,540        66
Goldman Sachs Group, Inc. (The)                1,140       121    Unum Group                                       860        11
Hartford Financial Services Group, Inc.                           Ventas, Inc.                                     370         8
  (The)                                          780         6    Vornado Realty Trust                             366        12
Health Care REIT, Inc.                           280         9    Wells Fargo & Co.                             10,910       155
Host Hotels & Resorts, Inc.                    1,350         5    XL Capital Ltd.                                  860         5
HPC, Inc.                                        650        12    Zions Bancorp                                    300         3
Hudson City Bancorp, Inc.                      1,350        16                                                          --------
Huntington Bancshares, Inc.                      950         2                                                             1,923
IntercontinentalExchange, Inc.(2)                190        14                                                          --------
Invesco Ltd.                                   1,000        14
Janus Capital Group, Inc.                        410         3    HEALTH CARE--14.6%
JPMorgan Chase & Co.                           9,656       257    Abbott Laboratories                            4,010       191
KeyCorp                                        1,280        10    Aetna, Inc.                                    1,190        29
Kimco Realty Corp.                               590         4    Allergan, Inc.                                   800        38
Legg Mason, Inc.                                 370         6    AmerisourceBergen Corp.                          400        13
Leucadia National Corp.(2)                       460         7    Amgen, Inc.(2)                                 2,740       136
Lincoln National Corp.                           660         4    Bard (C.R.), Inc.                                260        21
Loews Corp.                                      940        21    Baxter International, Inc.                     1,600        82
M&T Bank Corp.                                   200         9    Becton, Dickinson & Co.                          630        42
Marsh & McLennan Cos., Inc.                    1,330        27    Biogen Idec, Inc.(2)                             750        39
                                                                  Boston Scientific Corp.(2)                     3,883        31

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE                                                  SHARES     VALUE
                                           ---------  --------                                               ---------  --------

HEALTH CARE--(CONTINUED)                                          HEALTH CARE--(CONTINUED)
Bristol-Myers Squibb Co.                       5,120  $    112    Zimmer Holdings, Inc.(2)                         580  $     21
Cardinal Health, Inc.                            930        29                                                          --------
Celgene Corp.(2)                               1,190        53                                                             2,748
Cephalon, Inc.(2)                                180        12                                                          --------
CIGNA Corp.                                      710        13
Coventry Health Care, Inc.(2)                    390         5    INDUSTRIALS--9.3%
Covidien Ltd.                                  1,300        43    3M Co.                                         1,790        89
DaVita, Inc.(2)                                  270        12    Avery Dennison Corp.                             270         6
DENTSPLY International, Inc.                     390        10    Boeing Co. (The)                               1,900        68
Express Scripts, Inc.(2)                         640        30    Burlington Northern Santa Fe Corp.               730        44
Forest Laboratories, Inc.(2)                     780        17    Caterpillar, Inc.                              1,560        44
Genzyme Corp.(2)                                 700        42    Cintas Corp.                                     340         8
Gilead Sciences, Inc.(2)                       2,380       110    Cooper Industries Ltd.                           450        12
Hospira, Inc.(2)                                 410        13    CSX Corp.                                      1,020        26
Humana, Inc.(2)                                  440        12    Cummins, Inc.                                    520        13
IMS Health, Inc.                                 470         6    Danaher Corp.                                    660        36
Intuitive Surgical, Inc.(2)                      100        10    Deere & Co.                                    1,100        36
Johnson & Johnson                              7,180       378    Donnelley (R.R.) & Sons Co.                      530         4
King Pharmaceuticals, Inc.(2)                    640         5    Dover Corp.                                      480        13
Laboratory Corp of America Holdings(2)           280        16    Dun & Bradstreet Corp.                           140        11
Life Technologies Corp.(2)                       443        14    Eaton Corp.                                      430        16
Lilly (Eli) & Co.                              2,590        87    Emerson Electric Co.                           1,980        57
McKesson Corp.                                   710        25    Equifax, Inc.                                    330         8
Medco Health Solutions, Inc.(2)                1,290        53    Expeditors International of Washington,
Medtronic, Inc.                                2,890        85      Inc.                                           550        16
Merck & Co., Inc.                              5,470       146    Fastenal Co.                                     330        11
Millipore Corp.(2)                               140         8    FedEx Corp.                                      810        36
Mylan, Inc.(2)                                   790        11    Flowserve Corp.                                  150         8
Patterson Cos., Inc.(2)                          240         5    Fluor Corp.                                      470        16
PerkinElmer, Inc.                                310         4    General Dynamics Corp.                         1,010        42
Pfizer, Inc.                                  17,440       238    General Electric Co.                          27,170       275
Quest Diagnostics, Inc.                          410        19    Goodrich Corp.                                   320        12
Schering-Plough Corp.                          4,200        99    Grainger (W.W.), Inc.                            170        12
St. Jude Medical, Inc.(2)                        890        32    Honeywell International, Inc.                  1,880        52
Stryker Corp.                                    630        21    Illinois Tool Works, Inc.                      1,020        31
Tenet Healthcare Corp.(2)                      1,070         1    Ingersoll-Rand Co., Ltd.                         820        11
Thermo Fisher Scientific, Inc.(2)              1,090        39    Iron Mountain, Inc.(2)                           460        10
UnitedHealth Group, Inc.                       3,120        65    ITT Corp.                                        470        18
Varian Medical Systems, Inc.(2)                  320        10    Jacobs Engineering Group, Inc.(2)                320        12
Waters Corp.(2)                                  250         9    L-3 Communications Holdings, Inc.                310        21
Watson Pharmaceuticals, Inc.(2)                  270         8    Lockheed Martin Corp.                            860        59
WellPoint, Inc.(2)                             1,320        50    Manitowoc Co., Inc. (The)                        340         1
Wyeth                                          3,440       148    Masco Corp.                                      930         6
                                                                  Monster Worldwide, Inc.(2)                       320         3
                                                                  Norfolk Southern Corp.                           960        32
                                                                  Northrop Grumman Corp.                           850        37
                                                                  PACCAR, Inc.                                     940        24

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE                                                  SHARES     VALUE
                                           ---------  --------                                               ---------  --------

INDUSTRIALS--(CONTINUED)                                          INFORMATION TECHNOLOGY--(CONTINUED)
Pall Corp.                                       310  $      6    Dell, Inc.(2)                                  4,480  $     42
Parker Hannifin Corp.                            420        14    eBay, Inc.(2)                                  2,770        35
Pitney Bowes, Inc.                               530        12    Electronic Arts, Inc.(2)                         830        15
Precision Castparts Corp.                        360        22    EMC Corp.(2)                                   5,280        60
Raytheon Co.                                   1,070        42    Fidelity National Information Services,
Republic Services, Inc.                          830        14      Inc.                                           490         9
Robert Half International, Inc.                  400         7    Fiserv, Inc.(2)                                  410        15
Robinson (C.H.) Worldwide, Inc.                  440        20    FLIR Systems, Inc.(2)                            360         7
Rockwell Automation, Inc.                        370         8    Google, Inc.(2)                                  620       216
Rockwell Collins, Inc.                           410        13    Harris Corp.                                     350        10
Ryder System, Inc.                               140         4    Hewlett-Packard Co.                            6,330       203
Southwest Airlines Co.                         1,910        12    Intel Corp.                                   14,390       217
Stericycle, Inc.(2)                              220        11    International Business Machines Corp.          3,470       336
Textron, Inc.                                    620         4    Intuit, Inc.(2)                                  830        22
Union Pacific Corp.                            1,310        54    Jabil Circuit, Inc.                              540         3
United Parcel Service, Inc.                    2,570       127    JDS Uniphase Corp.(2)                            567         2
United Technologies Corp.                      2,460       106    Juniper Networks, Inc.(2)                      1,370        21
Waste Management, Inc.                         1,270        33    KLA-Tencor Corp.                                 440         9
                                                      --------    Lexmark International, Inc.(2)                   200         3
                                                         1,745    Linear Technology Corp.                          570        13
                                                      --------    LSI Corp.(2)                                   1,670         5
                                                                  MasterCard, Inc.                                 190        32
INFORMATION TECHNOLOGY--17.2%                                     McAfee, Inc.(2)                                  390        13
Adobe Systems, Inc.(2)                         1,370        29    MEMC Electronic Materials, Inc.(2)               580        10
Advanced Micro Devices, Inc.(2)                1,570         5    Microchip Technology, Inc.                       470        10
Affiliated Computer Services, Inc.(2)            250        12    Micron Technology, Inc.(2)                     1,980         8
Agilent Technologies, Inc.(2)                    910        14    Microsoft Corp.                               19,790       364
Akamai Technologies, Inc.(2)                     440         9    Molex, Inc.                                      360         5
Altera Corp.                                     770        13    Motorola, Inc.                                 5,860        25
Amphenol Corp.                                   450        13    National Semiconductor Corp.                     500         5
Analog Devices, Inc.                             750        14    NetApp, Inc.(2)                                  850        13
Apple, Inc.(2)                                 2,300       242    Novell, Inc.(2)                                  890         4
Applied Materials, Inc.                        3,470        37    Novellus Systems, Inc.(2)                        250         4
Autodesk, Inc.(2)                                590        10    NVIDIA Corp.(2)                                1,390        14
Automatic Data Processing, Inc.                1,310        46    Oracle Corp.                                  10,133       183
BMC Software, Inc.(2)                            480        16    Paychex, Inc.                                    830        21
Broadcom Corp.(2)                              1,150        23    QLogic Corp.(2)                                  330         4
CA, Inc.                                       1,023        18    QUALCOMM, Inc.                                 4,280       167
Ciena Corp.(2)                                   230         2    Salesforce.com, Inc.(2)                          270         9
Cisco Systems, Inc.(2)                        15,140       254    SanDisk Corp.(2)                                 580         7
Citrix Systems, Inc.(2)                          470        11    Sun Microsystems, Inc.(2)                      1,910        14
Cognizant Technology Solutions Corp.(2)          750        16    Symantec Corp.(2)                              2,166        32
Computer Sciences Corp.(2)                       390        14    Tellabs, Inc.(2)                               1,030         5
Compuware Corp.(2)                               640         4    Teradata Corp.(2)                                460         7
Convergys Corp.(2)                               320         3    Teradyne, Inc.(2)                                440         2
Corning, Inc.                                  4,020        53

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE                                                  SHARES     VALUE
                                           ---------  --------                                               ---------  --------

INFORMATION TECHNOLOGY--(CONTINUED)                               TELECOMMUNICATION SERVICES--(CONTINUED)
Texas Instruments, Inc.                        3,350  $     55    AT&T, Inc.                                    15,240  $    384
Total System Services, Inc.                      505         7    CenturyTel, Inc.                                 260         7
Tyco Electronics Ltd.                          1,180        13    Embarq Corp.                                     372        14
VeriSign, Inc.(2)                                500         9    Frontier Communications Corp.                    810         6
Western Union Co. (The)                        1,850        23    Qwest Communications International, Inc.       3,790        13
Xerox Corp.                                    2,240        10    Sprint Nextel Corp.(2)                         7,388        27
Xilinx, Inc.                                     710        14    Verizon Communications, Inc.                   7,350       222
Yahoo!, Inc.(2)                                3,590        46    Windstream Corp.                               1,141         9
                                                      --------                                                          --------
                                                         3,236                                                               713
                                                      --------                                                          --------

MATERIALS--3.2%                                                   UTILITIES--4.1%
Air Products & Chemicals, Inc.                   540        30    AES Corp. (The)(2)                             1,740        10
AK Steel Holding Corp.                           285         2    Allegheny Energy, Inc.                           440        10
Alcoa, Inc.                                    2,070        15    Ameren Corp.                                     550        13
Allegheny Technologies, Inc.                     250         6    American Electric Power Co., Inc.              1,040        26
Ball Corp.                                       240        11    CenterPoint Energy, Inc.                         890         9
Bemis Co., Inc.                                  260         6    CMS Energy Corp.                                 590         7
CF Industries Holdings, Inc.                     150        11    Consolidated Edison, Inc.                        710        28
Dow Chemical Co. (The)                         2,390        20    Constellation Energy Group, Inc.                 520        11
Du Pont (E.I.) de Nemours & Co.                2,330        52    Dominion Resources, Inc.                       1,500        46
Eastman Chemical Co.                             190         5    DTE Energy Co.                                   420        12
Ecolab, Inc.                                     430        15    Duke Energy Corp.                              3,270        47
Freeport-McMoRan Copper & Gold, Inc.             980        37    Dynegy, Inc. Class A(2)                        1,313         2
International Flavors & Fragrances, Inc.         200         6    Edison International                             840        24
International Paper Co.                        1,110         8    Entergy Corp.                                    490        33
MeadWestvaco Corp.                               440         5    EQT Corp.                                        340        11
Monsanto Co.                                   1,420       118    Exelon Corp.                                   1,700        77
Newmont Mining Corp.                           1,250        56    FirstEnergy Corp.                                790        30
Nucor Corp.                                      810        31    FPL Group, Inc.                                1,060        54
Owens-Illinois, Inc.(2)                          430         6    Integrys Energy Group, Inc.                      195         5
Pactiv Corp.(2)                                  340         5    Nicor, Inc.                                      120         4
PPG Industries, Inc.                             420        16    NiSource, Inc.                                   710         7
Praxair, Inc.                                    800        54    Northeast Utilities                              440        10
Rohm & Haas Co.                                  320        25    Pepco Holdings, Inc.                             560         7
Sealed Air Corp.                                 410         6    PG&E Corp.                                       930        36
Sigma-Aldrich Corp.                              320        12    Pinnacle West Capital Corp.                      260         7
Titanium Metals Corp.                            220         1    PPL Corp.                                        970        28
United States Steel Corp.                        300         6    Progress Energy, Inc.                            720        26
Vulcan Materials Co.                             280        12    Public Service Enterprise Group, Inc.          1,310        39
Weyerhaeuser Co.                                 550        15    Questar Corp.                                    450        13
                                                      --------    SCANA Corp.                                      300         9
                                                           592    Sempra Energy                                    630        29
                                                      --------    Southern Co. (The)                             2,000        61
                                                                  TECO Energy, Inc.                                550         6
TELECOMMUNICATION SERVICES--3.8%
American Tower Corp. Class A(2)                1,030        31

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE
                                           ---------  --------
                                                                  --------------------------------------------------------------
UTILITIES--(CONTINUED)                                            TOTAL SHORT-TERM INVESTMENTS
Wisconsin Energy Corp.                           300  $     12    (IDENTIFIED COST $774)                                     774
Xcel Energy, Inc.                              1,160        22    --------------------------------------------------------------
                                                      --------
                                                           771    TOTAL INVESTMENTS--99.9%
--------------------------------------------------------------    (IDENTIFIED COST $25,926)                               18,761(1)
TOTAL COMMON STOCKS
(IDENTIFIED COST $25,152)                               17,987    Other assets and liabilities, net--0.1%                     10
--------------------------------------------------------------                                                          --------
                                                                  NET ASSETS--100.0%                                    $ 18,771
RIGHTS--0.0%                                                                                                            ========

Seagate Technology Tax Refund
  Rights(2)(3)                                 8,400         0
--------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                         0
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $25,152)                               17,987
--------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.1%

MONEY MARKET MUTUAL FUNDS--2.8%
AIM Short Term Investment Treasury-Liquid
  Assets Portfolio (The) - Institutional
  Shares (seven-day effective yield
  0.790%)                                        338        --(5)
BlackRock Liquidity Funds TempFund
  Portfolio - Insitutional Shares
  (seven-day effective yield 0.590%)         523,832       524
                                                      --------
                                                           524
                                                      --------

                                           PAR VALUE    VALUE
                                           ---------  --------

U.S. TREASURY BILL--1.3%
U S Treasury Bills 0.215%, 6/24/09(4)      $     250       250
                                                      --------

At March 31, 2009, the Fund had entered into futures contracts as follows:

                                                                                            Value of      Market      Unrealized
                                                                              Number of    Contracts     Value of    Appreciation
                                                            EXPIRATION DATE   CONTRACTS   WHEN OPENED   CONTRACTS   (DEPRECIATION)
                                                            ---------------   ---------   -----------   ---------   --------------
S & P 500(R)                                                      June - 09       3           $538         $596           $58
                                                                                                                          ---
                                                                                                                          $58
                                                                                                                          ---

ABBREVIATION LEGEND:
DR    Depository Receipt
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
      to Schedules of Investments.
(2)   Non-income producing.
(3)   Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the
      Trustees. At March 31, 2009, this security amounted to a value of $0 or 0.0% of net assets. For acquisition information, see
      Note 2, "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(4)   All or a portion of the security is segregrated as collateral for futures contracts.
(5)   Amounts are less than $500 (not reported in thousands).

                            VIRTUS VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             SHARES    VALUE                                   SHARES    VALUE
                           --------- --------                                --------- --------
COMMON STOCKS--97.7%                              FINANCIALS--(CONTINUED)
                                                  Odyssey Re Holdings Corp.     22,200 $    842
CONSUMER DISCRETIONARY                            Travelers Cos., Inc. (The)    40,200    1,634
   --12.9%                                        U.S. Bancorp                 146,700    2,143
AutoZone, Inc.(2)             25,400 $  4,131     Wells Fargo & Co.            174,900    2,491
Big Lots, Inc.(2)             48,900    1,016                                          --------
Cablevision Systems Corp.                                                                24,889
   Class A                   107,900    1,396                                          --------
Dollar Tree, Inc.(2)          18,400      820     HEALTH CARE--16.7%
Family Dollar Stores,                             Abbott Laboratories           40,600    1,937
   Inc.                       72,600    2,423     AmerisourceBergen Corp.       21,100      689
ITT Educational Services,                         Amgen, Inc.(2)                74,600    3,694
   Inc.(2)                    22,750    2,762     AstraZeneca plc Sponsored
McDonald's Corp.              44,600    2,434        ADR                        61,100    2,166
Ross Stores, Inc.             30,000    1,076     Cephalon, Inc.(2)             12,000      817
TJX Cos., Inc. (The)          40,500    1,038     CIGNA Corp.                   54,100      952
Yum! Brands, Inc.             66,400    1,825     Forest Laboratories,
                                     --------        Inc.(2)                    53,800    1,181
                                       18,921     Humana, Inc.(2)               33,800      882
                                     --------     IMS Health, Inc.              63,000      786
CONSUMER STAPLES--10.2%                           Johnson & Johnson             67,000    3,524
Archer-Daniels-Midland Co.    52,700    1,464     Life Technologies Corp.(2)    37,900    1,231
Bunge Ltd.                    32,100    1,819     McKesson Corp.                76,900    2,695
Clorox Co. (The)              41,400    2,131     Merck & Co., Inc.             61,100    1,634
General Mills, Inc.           43,500    2,170     Omnicare, Inc.                58,200    1,425
Kroger Co. (The)             138,700    2,943     Perrigo Co.                   36,400      904
SUPERVALU, Inc.               75,700    1,081                                          --------
Wal-Mart Stores, Inc.         63,700    3,319                                            24,517
                                     --------                                          --------
                                       14,927     INDUSTRIALS--5.2%
                                     --------     Dun & Bradstreet Corp.        11,700      901
ENERGY--13.3%                                     General Electric Co.         290,900    2,941
Chevron Corp.                 84,400    5,675     Lockheed Martin Corp.         16,800    1,160
ConocoPhillips                72,810    2,851     Parker Hannifin Corp.         16,100      547
Devon Energy Corp.            16,700      746     Raytheon Co.                  20,200      786
Exxon Mobil Corp.             93,800    6,388     URS Corp.(2)                  31,000    1,253
Occidental Petroleum Corp.    28,100    1,564                                          --------
Tesoro Corp.                  63,900      861                                             7,588
Valero Energy Corp.           82,400    1,475                                          --------
                                     --------     INFORMATION TECHNOLOGY
                                       19,560        --8.7%
                                     --------     Activision Blizzard,
FINANCIALS--17.0%                                    Inc.(2)                    72,700      761
ACE Ltd.                      56,300    2,274     Arrow Electronics, Inc.(2)    41,900      799
Arch Capital Group Ltd.(2)    70,000    3,770     Avnet, Inc.(2)                58,100    1,017
Assurant, Inc.                64,000    1,394     Computer Sciences Corp.(2)    19,500      718
Bank of America Corp.        173,700    1,185     F5 Networks, Inc.(2)          37,000      775
Capitol Federal Financial     37,000    1,399     Hewlett-Packard Co.          111,600    3,578
Goldman Sachs Group, Inc.                         Ingram Micro, Inc. Class
   (The)                      16,500    1,749        A(2)                      262,900    3,323
Hudson City Bancorp, Inc.     83,700      978     MasterCard, Inc.               4,300      720
JPMorgan Chase & Co.         119,500    3,176     Western Union Co. (The)       82,000    1,031
MetLife, Inc.                 45,000    1,025                                          --------
Morgan Stanley                36,400      829                                            12,722
                                                                                       --------

                            VIRTUS VALUE EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                             SHARES    VALUE
                           --------- --------
MATERIALS--1.5%
ArcelorMittal                 26,400 $    529
Ashland, Inc.                 90,000      930
Compass Minerals
   International, Inc.        12,500      704
                                     --------
                                        2,163
                                     --------
TELECOMMUNICATION SERVICES
   --8.5%
AT&T, Inc.                   199,387    5,024
Embarq Corp.                 102,000    3,861
Verizon Communications,
   Inc.                      119,500    3,609
                                     --------
                                       12,494
                                     --------
UTILITIES--3.7%
FPL Group, Inc.               30,200    1,532
Integrys Energy Group,
   Inc.                       74,700    1,945
ONEOK, Inc.                   86,700    1,962
                                     --------
                                        5,439
---------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $194,061)            143,220
---------------------------------------------
TOTAL LONG TERM
   INVESTMENTS--97.7%
(IDENTIFIED COST $194,061)            143,220
---------------------------------------------
SHORT-TERM INVESTMENTS--2.4%
MONEY MARKET MUTUAL FUNDS--2.4%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Insitutional Shares
   (seven-day effective
   yield 0.590%)           3,466,337    3,466
---------------------------------------------
TOTAL SHORT-TERM
   INVESTMENTS
(IDENTIFIED COST $3,466)                3,466
---------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $197,527)            146,686(1)
Other assets and
   liabilities, net--(0.1)%              (147)
                                     --------
NET ASSETS--100.0%                   $146,539
                                     ========

ABBREVIATION LEGEND:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                          VIRTUS HIGH YIELD INCOME FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                       PAR VALUE    VALUE                                            PAR VALUE    VALUE
                                      ----------   -------                                          ----------   -------

U.S. GOVERNMENT SECURITIES--0.4%                              CONSUMER DISCRETIONARY--(CONTINUED)
                                                              Viacom, Inc. 6.125%, 10/5/17          $      940   $   800
U.S. Treasury Note 2.750%, 2/28/13    $      135   $   142    Videotron/Quebec Media, Inc.
----------------------------------------------------------      144A 9.125%, 4/15/18 (2)                   680       694
TOTAL U.S. GOVERNMENT SECURITIES                              WMG Acquisition Corp. 7.375%,
(IDENTIFIED COST $141)                                 142      4/15/14                                    390       270
----------------------------------------------------------    WMG Holdings Corp. 0.000%,
                                                                12/15/14(3)                                448       164
CORPORATE BONDS--84.4%                                                                                           -------
                                                                                                                  10,333
CONSUMER DISCRETIONARY--28.6%                                                                                    -------
Affinion Group, Inc.
  10.125%, 10/15/13                          400       306    CONSUMER STAPLES--3.3%
  11.500%, 10/15/15                          610       381    Alliance One International, Inc.
American Real Estate Partners LP                                11.000%, 5/15/12                           220       206
  8.125%, 6/1/12                             635       543    Couche-Tard U.S. LP/Couche-Tard
  7.125%, 2/15/13                            205       164      Finance Corp. 7.500%, 12/15/13             395       390
Cinemark, Inc. 9.750%, 3/15/14(3)            140       133    Del Monte Corp. 8.625%, 12/15/12             290       293
CSC Holdings, Inc. 144A 8.625%,                               Stater Brothers Holdings, Inc.
  2/15/19(2)                                 950       919      8.125%, 6/15/12                             80        79
Dollar General PIK Interest                                     7.750%, 4/15/15                             65        63
  capitalization 12.625%, 7/15/17            355       351    SUPERVALU, Inc. 7.875%, 8/1/09               155       156
Dollarama Group LP 8.875%,                                                                                       -------
  8/15/12                                    345       297                                                         1,187
Echostar DBS Corp.                                                                                               -------
  6.625%, 10/1/14                            265       238
  7.125%, 2/1/16                             265       239    ENERGY--6.4%
Education Management                                          Chesapeake Energy Corp.
  LLC/Education Management                                      9.500%, 2/15/15                            130       127
  Finance Corp. 10.250%,                                        6.625%, 1/15/16                            550       461
    6/1/16                                   250       235    El Paso Corp.
Expedia, Inc. 144A 8.500%,                                      6.875%, 6/15/14                            300       269
  7/1/16(2)                                  355       304      8.250%, 2/15/16                            230       216
Goodyear Tire & Rubber Co. (The)                              Encore Acquisition Co. 6.000%,
  6.318%, 12/1/09(3)                         515       494      7/15/15                                    480       355
Jostens IH Corp. 7.625%, 10/1/12             455       433    Pioneer Natural Resources Co.
Levi Strauss & Co. 8.875%, 4/1/16            345       269      6.650%, 3/15/17                            115        88
Mediacom LLC/Mediacom Capital                                   6.875%, 5/1/18                             390       288
  Corp. 9.500%, 1/15/13                      360       338    Plains Exploration & Production Co.
Rent-A-Center Series B 7.500%,                                  7.000%, 3/15/17                            335       268
  5/1/10                                     275       270      7.625%, 6/1/18                             270       220
Sally Holdings LLC/Sally Capital,                                                                                -------
  Inc. 10.500%, 11/15/16                     335       295                                                         2,292
Service Corp. International                                                                                      -------
  7.625%, 10/1/18                            450       389
Speedway Motorsports, Inc.                                    FINANCIALS--9.3%
  6.750%, 6/1/13                             515       431    Felcor Lodging LP 9.000%, 6/1/11             280       169
Starwood Hotels & Resorts                                     Ford Motor Credit Co. LLC 7.875%,
  Worldwide, Inc. 7.875%, 5/1/12             505       432      6/15/10                                  1,000       827
Stewart Enterprises, Inc. 6.250%,                             Fresenius US Finance II, Inc.
  2/15/13                                    375       317      144A 9.000%, 7/15/15 (2)                   720       752
Susser Holdings LLC 10.625%,                                  GMAC LLC 144A 6.750%, 12/1/14 (2)            555       323
  12/15/13                                   385       375    Hertz Corp. (The) 8.875%, 1/1/14             265       162
United Artists Theatre Circuit,                               Host Hotels & Resorts LP Series O
  Inc.                                                          6.375%, 3/15/15                            550       410
  Series 95-A, 9.300%, 7/1/15(4)             154       132    Inmarsat Finance plc 7.625%,
  Series BD-1, 9.300%, 7/1/15(4)             136       116      6/30/12                                    220       215
  Series BE-9, 9.300%, 7/1/15(4)               5         4

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                       PAR VALUE    VALUE                                            PAR VALUE    VALUE
                                      ----------   -------                                          ----------   -------

FINANCIALS--(CONTINUED)                                       TELECOMMUNICATION
JPMorgan Chase & Co. Series 1                                   SERVICES--(CONTINUED)
  7.900%, 12/31/49 (3)                $      400   $   257    Intelsat Corp. 144A 9.250%,
Royal Bank of Scotland Group plc                                8/15/14 (2)                         $      980   $   926
  Series 1, 9.118%, 3/31/10                   85        42    Qwest Corp.
Wells Fargo & Co. Series K, 7.980%,                             8.875%, 3/15/12                            270       268
  3/15/18 (3)                                415       195      6.500%, 6/1/17                             370       307
                                                   -------    Sprint Capital Corp. 7.625%,
                                                     3,352      1/30/11                                    775       721
                                                   -------    Stratos Global Corp. 9.875%,
                                                                2/15/13                                    283       265
HEALTH CARE--3.6%                                             Virgin Media Finance plc 8.750%,
Community Health Systems, Inc.                                  4/15/14                                    990       940
  8.875%, 7/15/15                            510       485    Windstream Corp. 7.000%, 3/15/19             395       349
HCA, Inc. 9.250%, 11/15/16                   900       821                                                       -------
                                                   -------                                                         5,310
                                                     1,306                                                       -------
                                                   -------
                                                              UTILITIES--1.6%
INDUSTRIALS--6.4%                                             NRG Energy, Inc. 7.375%, 1/15/17             635       592
BE Aerospace, Inc. 8.500%, 7/1/18            250       209    ----------------------------------------------------------
DI Finance/DynCorp International,                             TOTAL CORPORATE BONDS
  Inc. Series B 9.500%, 2/15/13            1,000       942    (IDENTIFIED COST $33,386)                           30,449
Gibraltar Industries, Inc. Series B                           ----------------------------------------------------------
  8.000%, 12/1/15                            495       270
LVB Acquisition, Inc. 11.625%,                                LOAN AGREEMENTS(3)--2.2%
  10/15/17                                   980       870
                                                   -------    CONSUMER DISCRETIONARY--2.2%
                                                     2,291    Education Management LLC Tranche C,
                                                   -------      3.250%, 6/1/13                             637       549
                                                              Kar Holdings Tranche B 3.477%,
INFORMATION TECHNOLOGY--7.5%                                    4/20/13                                    300       215
Amkor Technology, Inc. 9.250%,                                ----------------------------------------------------------
  6/1/16                                     180       140    TOTAL LOAN AGREEMENTS
Dycom Industries, Inc. 8.125%,                                (IDENTIFIED COST $679)                                 764
  10/15/15                                   447       355    ----------------------------------------------------------
Inmarsat Finance plc 10.375%,                                 TOTAL LONG TERM INVESTMENTS--87.0%
  11/15/12(3)                                315       324    (IDENTIFIED COST $34,206)                           31,355
Lender Processing Services, Inc.                              ----------------------------------------------------------
  8.125%, 7/1/16                             555       554                                            SHARES      VALUE
SunGard Data Systems, Inc.                                                                          ----------   -------
  9.125%, 8/15/13                            525       459
  10.250%, 8/15/15                           180       127    SHORT-TERM INVESTMENTS--10.4%
Unisys Corp. 12.500%, 1/15/16                355        95
Valor Telecommunications                                      MONEY MARKET MUTUAL FUNDS--10.4%
  Enterprises Finance Corp. 7.750%,                           BlackRock Liquidity Funds TempFund
  2/15/15                                    240       233      Portfolio - Institutional Shares
Xerox Corp. 6.350%, 5/15/18                  560       417      (seven - day effective yield
                                                   -------      0.590%)                              3,769,761     3,770
                                                     2,704    ----------------------------------------------------------
                                                   -------    TOTAL SHORT-TERM INVESTMENTS
                                                              (IDENTIFIED COST $3,770)                             3,770
MATERIALS--3.0%                                               ----------------------------------------------------------
Exopack Holding Corp. 11.250%,
  2/1/14                                     815       375    TOTAL INVESTMENTS--97.4%
Freeport-McMoRan Copper & Gold,                               (IDENTIFIED COST $37,976)                           35,125(1)
  Inc. 8.375%, 4/1/17                        755       707
                                                   -------    Other Assets and Liabilities--2.6%                     956
                                                     1,082                                                       -------
                                                   -------    NET ASSETS--100.0%                                 $36,081
                                                                                                                 =======
TELECOMMUNICATION SERVICES--14.7%
Cincinnati Bell, Inc. 8.375%,
  1/15/14                                    395       373
Citizens Communications Co. 7.125%,
  3/15/19                                    535       423
Hughes Network Systems LLC/Hughes
  Network Systems Finance Corp.
  9.500%, 4/15/14                            820       738

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

















ABBREVIATION LEGEND:
PIK  Payment-in-Kind Security

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $3,918 or 10.9% of net assets.
(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4)  Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At
     March 31, 2009, these securities amounted to a value of $252 or 0.7% of net assets.

                          VIRTUS HIGH YIELD INCOME FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*
As a % of total investments
----------------------------------------------------------
United States                                           94%
United Kingdom                                           4
Canada                                                   2
----------------------------------------------------------
*  FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above.
Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                             PAR VALUE      VALUE
                                         ----------    ---------                                          ----------    ---------
U.S. GOVERNMENT SECURITIES--32.8%                                  FNMA
                                                                     1.750%, 3/23/11                      $    1,500    $   1,510
U.S. Treasury Bond                                                   6.000%, 5/15/11                           1,000        1,097
  11.250%, 2/15/15                       $      250    $     377     3.375%, 5/19/11                             700          729
  7.500%, 11/15/16                            2,310        3,101     3.625%, 8/15/11                             700          734
  9.000%, 11/15/18                            1,080        1,637   Israel Government AID Bond 5.500%,
  8.125%, 8/15/19                               500          725     9/18/23                                   1,500        1,688
U.S. Treasury Note                                                 Rowan Cos., Inc. 6.150%, 7/1/10               550          562
  3.500%, 8/15/09                               100          101   Small Business Administration
  1.250%, 11/30/10                              800          807     09-P10A,1 4.727%, 2/10/19                   600          605
  4.625%, 2/29/12                               228          251     Participation Certificates 09-20B,
  4.500%, 3/31/12                               580          637     1 4.760%, 2/1/29                            516          543
  3.375%, 11/30/12                              779          836   --------------------------------------------------------------
  4.250%, 8/15/13                               575          644   TOTAL U.S. GOVERNMENTT AGENCY
  3.125%, 8/31/13                               700          750   OBLIGATIONS
  3.125%, 9/30/13                             3,065        3,283   (IDENTIFIED COST $19,888)                               20,642
  2.000%, 11/30/13                              552          563   --------------------------------------------------------------
  4.000%, 2/15/15                             1,300        1,454   MUNICIPAL BONDS--0.5%
  4.750%, 8/15/17                               500          585
  4.000%, 8/15/18                               900        1,000   LOUISIANA--0.5%
----------------------------------------------------------------   Public Facilities Authority, System
TOTAL U.S. GOVERNMENT SECURITIES                                     Restoration Projects Taxable
(IDENTIFIED COST $16,222)                                 16,751     Series 08-ELL, A1 4.500%, 2/1/14            270          272
----------------------------------------------------------------    --------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--40.5%                          TOTAL MUNICIPAL BONDS
                                                                   (IDENTIFIED COST $275)                                     272
Federal Deposit Insurance Corp.(FDIC)                              --------------------------------------------------------------
  Guaranteed                                                       MORTGAGE-BACKED SECURITIES--22.5%
  Morgan Stanley 3.250%, 12/1/11              1,100        1,142
  Wells Fargo & Co. 3.000%, 12/9/11             500          517   AGENCY--22.4%
  Bank of America Corp. Series L                                   FHLMC 5.713%, 4/1/37(3)                       320          332
  2.100%, 4/30/12                             1,120        1,123   FHLMC (Interest Only) 202 6.500%,
  General Electric Capital Corp.                                     4/1/29                                       79           10
  2.200%, 6/8/12                              1,000        1,006   FNMA
  JPMorgan Chase & Co. 2.200%,                                       11.000%, 12/1/15                             27           29
  6/15/12                                     1,000        1,008     6.500%, 5/1/36                              393          414
  Goldman Sachs Group, Inc. 3.250%,                                  5.000%, 2/1/38                              737          762
  6/15/12                                     1,000        1,044     6.000%, 5/1/38                              428          448
FFCB                                                               FNMA Grantor Trust
  4.750%, 5/7/10                                550          572     01-T2, A 5.780%, 11/25/10                   670          669
  Series 1, 3.500%, 10/3/11                     600          626     02-T3, B 5.763%, 12/25/11                 2,000        2,160
  3.875%, 10/7/13                             1,000        1,051   FNMA REMIC
FHLB 5.500%, 7/15/36                            480          548     04-15, AB 4.000%, 9/25/17                   336          346
FHLMC                                                                02-73, OE 5.000%, 11/25/17                1,200        1,267
  4.875%, 2/9/10                                500          517     (Interest Only) 97-20 1.840%,
  2.125%, 3/23/12                             1,000        1,007     3/25/27(2)(3)                               519           12
  4.500%, 7/15/13                               775          845   GNMA
  4.125%, 9/27/13                               900          967     9.000%, 8/15/09                              --(6)        --(6)
  2.500%, 1/7/14                              1,200        1,201     9.000%, 5/15/16                               1            1
                                                                     8.000%, 3/15/23                               8            9
                                                                     7.000%, 8/15/23                              64           69



                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                             PAR VALUE      VALUE
                                         ----------    ---------                                          ----------    ---------
                                                                   World Omni Auto Receivables Trust
AGENCY--(CONTINUED)                                                  06-B, A3 06-B, A3 5.150%, 11/15/10   $       80    $      80
  4.125%, 10/20/25(3)                     $       6    $       6   --------------------------------------------------------------
  8.000%, 11/15/26                               70           76   TOTAL ASSET-BACKED SECURITIES
  5.500%, 1/15/33                               462          483   (IDENTIFIED COST $540)                                     543
GNMA Structured Securities                                         --------------------------------------------------------------
  04-45, A 4.020%, 12/16/21                     649          655   TOTAL LONG TERM INVESTMENTS--97.4%
  05-9, A 4.026%, 5/16/22                       178          180   (IDENTIFIED COST $48,302)                               49,687
  02-53, B 5.552%, 5/16/26                       58           59   --------------------------------------------------------------
  04-78, C 4.658%, 4/16/29                      250          258                                            SHARES        VALUE
  07-75, A 4.747%, 4/16/29                      463          472                                          ----------    ---------
  03-88, CA 4.746%, 1/16/30                     375          388   SHORT-TERM INVESTMENTS--3.6%
  06-63, A 4.255%, 2/16/32                      373          380
  03-48, C 4.891%, 7/16/34                    1,000        1,037   MONEY MARKET MUTUAL FUNDS--3.6%
  08-78, C 4.420%, 1/16/37                      620          632   AIM Short-Term Investment Treasury
  05-79, B 4.646%, 8/16/39                      285          294     Portfolio (seven-day effective
                                                       ---------     yield 0.180%)                            33,802           34
                                                          11,448   BlackRock Liquidity Funds Treasury
                                                       ---------     Fund Portfolio - Institutional
                                                                     Shares (seven-day effective yield
NON-AGENCY--0.1%                                                     0.360%)                               1,820,632        1,821
Structured Asset Securities Corp.                                  --------------------------------------------------------------
  (Interest Only) 144A 98-RF3, A                                   TOTAL SHORT-TERM INVESTMENTS
  6.100%, 6/15/28 (4)(5)                        449           31   (IDENTIFIED COST $1,855)                                 1,855
----------------------------------------------------------------   --------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,377)                                 11,479   TOTAL INVESTMENTS--101.0%
----------------------------------------------------------------   (IDENTIFIED COST $50,157)                               51,542(1)
ASSET-BACKED SECURITIES--1.1%
                                                                   Other Assets and Liabilities--(1.0)%                      (510)
AEP Texas Central Transition Funding                                                                                    ---------
  LLC 06-A, A5 5.306%, 7/1/20                   250          253   NET ASSETS--100.0%                                   $  51,032
Citibank Credit Card Issuance Trust                                                                                     =========
  06-A5, A5 5.300%, 5/20/11                     210          210

ABBREVIATION LEGEND:
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
GNMA  Ginnie Mae or Government National Mortgage Association
REMIC Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the
      Notes to Schedules of Investments.
(2)   Illiquid security.
(3)   Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4)   Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $31 or 0.1 % of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(5)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $31 or 0.1% of net assets.
(6)   Amounts are less than $500 (not reported in thousands).

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE    VALUE                                                PAR VALUE    VALUE
                                            ----------  --------                                               ---------  --------
MUNICIPAL BONDS(2)--96.5%                                          FLORIDA--(CONTINUED)
                                                                      Series A 5.000%, 10/1/28                 $     350  $    321
                                                                                                                          --------
ALABAMA--9.9%                                                                                                                2,295
Jefferson County Limited Obligation                                                                                       --------
  Series A 5.250%, 1/1/17                   $    6,000  $  3,544
  Series A 5.500%, 1/1/21                        2,415     1,355   GEORGIA--0.6%
Marshall County Health Care Authority                              Main Street Natural Gas, Inc. Series A
  Series A 6.250%, 1/1/22                          770       772     5.000%, 9/15/11                                 600       545
State Drinking Water Finance Authority                                                                                    --------
  Series A (AMBAC Insured) 5.000%, 8/15/14       2,875     3,002
                                                        --------   IDAHO--2.4%
                                                           8,673   University of Idaho Series B (FSA Insured)
                                                        --------     4.250%, 4/1/41                                2,000     2,062
                                                                                                                          --------
ARIZONA--5.1%
Glendale Western Loop 101 Public Facilites                         ILLINOIS--10.6%
  Corp. 7.000%, 7/1/28                           1,500     1,596   Development Finance Authority DePaul
Salt Verde Financial Corp. 5.250%, 12/1/20       2,400     1,847     University Series C 5.625%, 10/1/20           1,000     1,053
State School Facility Board Certificates                           Educational Facilities Authority
  of Participation 5.250%, 9/1/23                1,000     1,031     University of Chicago Series A 5.250%,
                                                        --------     7/1/22                                        3,000     3,151
                                                           4,474   Illinois Finance Authority
                                                        --------     OSF HealthCare Series A 4.750%, 11/15/13      1,170     1,194
                                                                     4.500%, 10/1/17                               1,000       929
CALIFORNIA--3.8%                                                     4.750%, 10/1/18                               1,000       936
City of Lodi Wastewater System                                       6.000%, 3/1/38                                  500       496
  Certificates of Participation Series A                           O'Hare International Airport Third Lien
  (MBIA Insured) 5.500%, 10/1/18                 1,535     1,673     Series A (MBIA Insured) 5.250%, 1/1/26          450       444
Health Facility Authority, Catholic Health                         State Toll Highway Authority Series A-1
  System Series K 5.125%, 7/1/22                 1,705     1,665     (FSA Insured) 5.000%, 1/1/24                  1,000     1,022
                                                        --------                                                          --------
                                                           3,338                                                             9,225
                                                        --------                                                          --------

COLORADO--5.5%                                                     INDIANA--4.0%
Gunnison Watershed School District No. 1-J                         Finance Authority Health System, Sisters
  Series 2009 5.250%, 12/1/22                      500       547     of St. Francis Health Care Series C
Public Authority For Colorado Energy                                 5.000%, 11/1/23                               1,000       962
  Natural Gas Purchase 6.125%, 11/15/23          1,850     1,440   Indiana University Series A
University of Colorado Series A 5.625%,                              (AMBAC Insured) 5.250%, 11/15/17              1,055     1,165
  6/1/22                                         2,500     2,821     5.250%, 6/1/23                                1,320     1,406
                                                        --------                                                          --------
                                                           4,808                                                             3,533
                                                        --------                                                          --------

CONNECTICUT--0.3%                                                  KENTUCKY--0.6%
City of New Haven Series A 4.750%, 3/1/24          250       247   City of Paducah Electric Plant Board
                                                        --------     Series A 5.250%, 10/1/35                        500       501
                                                                                                                          --------
FLORIDA--2.6%
Miami Dade County Educational Facilities                           MARYLAND--2.9%
  Authority, University of Miami Series A                          City of Baltimore, Convention Center
  5.250%, 4/1/18                                 1,000     1,039     Series A (XLCA Insured) 5.250%, 9/1/23        2,500     1,519
State Municipal Power Agency
  Series A 4.000%, 10/1/17                       1,000       935

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE    VALUE                                                PAR VALUE    VALUE
                                            ----------  --------                                               ---------  --------
MARYLAND--(CONTINUED)                                              NEW YORK--(CONTINUED)
State Health and Higher Educational                                  Queens Baseball Stadium Project (Assured
  Facilities Authority, Anne Arundel                                 Guarantee Insured) 6.125%, 1/1/29         $     500  $    534
  Health System Series A 6.750%, 7/1/29     $    1,000  $  1,033   New York City Municipal Water Finance
                                                        --------     Authority
                                                           2,552     Series A 5.500%, 6/15/21                        500       563
                                                        --------     Series A 5.500%, 6/15/22                        500       559
                                                                     Series A 5.625%, 6/15/24                      1,050     1,160
MASSACHUSETTS--1.0%                                                  Series A 5.750%, 6/15/40                      1,000     1,052
Commonwealth of Massachusetts Series C                             New York State Thruway Authority Series A
  (FSA Insured) 5.250%, 8/1/23                     800       867     (AMBAC Insured) 5.000%, 3/15/22               4,975     5,174
                                                        --------                                                          --------
                                                                                                                            14,491
MICHIGAN--5.1%                                                                                                            --------
State Hospital Finance Authority
  Chelsea Community Hospital 5.000%,                               OHIO--7.9%
  5/15/12                                        2,380     2,259   County of Cuyahoga, Metrohealth System
  McLaren Health Care 5.625%, 5/15/28            1,250     1,157     Project Series A (MBIA Insured) 5.500%,
State of Michigan Highway Improvements                               2/15/12                                       1,000     1,053
  (FSA Insured) 5.250%, 9/15/19                  1,000     1,076   County of Franklin, American Chemical
                                                        --------     Society Project Development 5.500%,
                                                           4,492     10/1/12                                       4,600     4,722
                                                        --------   State of Ohio Infrastructure Project
                                                                     Series 1 5.750%, 6/15/19                      1,000     1,175
MISSOURI--1.3%                                                                                                            --------
State Health & Educational Facilities                                                                                        6,950
  Authority Washington University Series B                                                                                --------
  0.290%, 9/1/30 (3)                             1,100     1,100
                                                        --------   TENNESSEE--0.6%
                                                                   Metropolitan Government Nashville &
NEBRASKA--1.2%                                                       Davidson County Health & Educational
University of Nebraska Lincoln  Series A                             Facilities Board 5.250%, 10/1/19                500       565
  5.000%, 7/1/22                                 1,000     1,087                                                          --------
                                                        --------
                                                                   TEXAS--3.6%
NEW HAMPSHIRE--0.6%                                                North Texas Tollway Authority Series H
State Health & Education Facilities                                  5.000%, 1/1/42                                1,000     1,016
  Authority Concord Hospital (FSA Insured)                         Texas Municipal Gas Acquisition & Supply
  5.500%, 10/1/21                                  500       505     Corp. II 1.060%, 9/15/27(3)                   3,000     2,090
                                                        --------                                                          --------
                                                                                                                             3,106
NEW JERSEY--6.6%                                                                                                          --------
State Economic Development Authority
  Series O 5.250%, 3/1/21                        5,000     5,184   WASHINGTON--0.2%
State Transportation Trust Fund Authority                          State Healthcare Facilities Authority
  Series A (FSA Insured) 4.000%, 12/15/17          600       592     Multicare Health Systems Series A
                                                        --------     5.750%, 8/15/29                                 150       148
                                                           5,776                                                          --------
                                                        --------
                                                                   WISCONSIN--3.5%
NEW YORK--16.6%                                                    State of Wisconsin Series A 6.000%, 5/1/33      3,000     3,052
Metropolitan Transportation Authority                              ---------------------------------------------------------------
  5.500%, 11/15/18                               1,000     1,075   TOTAL MUNICIPAL BONDS
New York City General Obligation 94 B-2                            (IDENTIFIED COST $89,692)                                84,392
  1.420%, 8/15/19 (3)                            3,500     3,500   ---------------------------------------------------------------
New York City Industrial Development                               TOTAL LONG TERM INVESTMENTS--96.5%
  Agency Queens Baseball Stadium Project                           (IDENTIFIED COST $89,692)                                84,392
  (AMBAC Insured) 5.000%, 1/1/20                   900       874   ---------------------------------------------------------------

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                              SHARES      VALUE
                                            ----------  --------
SHORT-TERM INVESTMENTS--8.4%


MONEY MARKET MUTUAL FUNDS--8.4%
AIM Tax-Free Cash Reserve Portfolio (The)
  - Institutional Shares (seven-day
  effective yield 0.440%)                    4,041,811  $  4,042
Goldman Sachs Financial Square Funds -
  Tax-Free Money Market Fund - Select
  Shares (seven-day effective yield
  0.440%)                                    3,305,643     3,306
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,348)                                   7,348
----------------------------------------------------------------

TOTAL INVESTMENTS--104.9%
(IDENTIFIED COST $97,040)                                 91,740(1)

Other assets and liabilities, net--(4.9)%                 (4,310)
                                                        --------
NET ASSETS--100.0%                                      $ 87,430
                                                        ========

ABBREVIATIONS LEGENDS:
AMBAC American Municipal Bond Assurance Corporation
FSA   Financial Security Assurance, Inc.
MBIA  Municipal Bond Insurance Association
XLCA  XL Capital Assurance

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  At March 31, 2009, 25% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: AMBAC 11%
(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE    VALUE                                                PAR VALUE    VALUE
                                            ---------  --------                                               ---------  --------

U.S. GOVERNMENT SECURITIES--14.2%                                AGENCY--(CONTINUED)
                                                                 GNMA Structured Securities
U.S. Treasury Bond                                                 04-67, A 3.648%, 9/16/17                   $     576  $    577
  7.500%, 11/15/16                          $   3,633  $  4,878    04-108, C 5.039%, 12/16/32(4)                  1,905     1,991
  9.000%, 11/15/18                              1,525     2,311                                                          --------
U.S. Treasury Note                                                                                                          4,976
  1.750%, 1/31/14                               3,800     3,826                                                          --------
  4.000%, 2/15/15                               3,895     4,357
---------------------------------------------------------------  NON-AGENCY--17.6%
TOTAL U.S. GOVERNMENT SECURITIES                                 Adjustable Rate Mortgage Trust 05-11, 2A42
(IDENTIFIED COST $14,852)                                15,372    5.323%, 2/25/36 (4)                            4,455     1,673
---------------------------------------------------------------  Bear Stearns Commercial Mortgage
                                                                   Securities, Inc.
MUNICIPAL BONDS--2.0%                                              06-PW14, AAB 5.171%, 12/11/38                    955       789
                                                                   07-PW15, A2 5.205%, 2/11/44                    1,450     1,188
LOUISIANA--2.0%                                                  Countrywide Alternative Loan Trust 04-22CB,
Public Facilities Authority, System                                1A1 6.000%, 10/25/34                           1,763     1,312
  Restoration Projects Taxable Series                            DLJ Mortgage Acceptance Corp. 144A 96-I,
  08-ELL, A1 4.500%, 2/1/14                     2,100     2,116    0.000%, 11/28/11 (5)(6)                           14        13
---------------------------------------------------------------  First Horizon Alternative Mortgage Security
TOTAL MUNICIPAL BONDS                                              05-FA8, 1A18 5.500%, 11/25/35                  1,531     1,195
(IDENTIFIED COST $2,100)                                  2,116  GMAC Mortgage Corp. Loan Trust 05-AR3,
---------------------------------------------------------------    3A3 4.856%, 6/19/35 (4)                        1,061       820
                                                                 GSR Mortgage Loan Trust 04-10F, 1A1
MORTGAGE-BACKED SECURITIES--22.2%                                  4.500%, 8/25/19                                  909       894
                                                                 Lehman Brothers-UBS Commercial Mortgage
AGENCY--4.6%                                                       Trust
FNMA                                                               01-C2, A1 6.270%, 6/15/20                        141       142
  6.000%, 5/1/16                                  298       314    05-C2, A2 4.821%, 4/15/30                      1,992     1,827
  10.500%, 12/1/16                                  1         1    05-C5, A3 4.964%, 9/15/30                        797       677
  5.000%, 5/1/18                                  388       405  Morgan Stanley Capital I 06-T23, A2 5.915%,
  9.000%, 3/1/25                                    6         7    8/12/41 (4)                                    1,770     1,599
  9.000%, 7/1/25                                   38        42  Morgan Stanley Mortgage Loan Trust 06-7,
  9.000%, 10/1/25                                   2         2    5A2 5.962%, 6/25/36 (3)(4)                     1,800     1,018
  3.729%, 1/1/35(4)                             1,126     1,137  Residential Funding Mortgage Securities II,
FNMA REMIC                                                         Inc. 01-HS2, A5 7.420%, 4/25/31 (3)(4)           421       407
  97-70, PE 0.000%, 4/25/22                       251       236  Structured Asset Securities Corp.
  (Interest Only) 97-20 1.840%,                                    03-34A, 6A 5.078%, 11/25/33(4)                 1,619     1,432
  3/25/27(3)(4)                                 1,520        35    05-2XS, 2A2 5.150%, 2/25/35(3)(4)                907       399
GNMA                                                               05-4XS, 3A2 4.270%, 3/25/35(3)(4)              1,271     1,220
  7.000%, 6/15/23                                  35        37  Structured Asset Securities Corp. (Interest
  7.000%, 7/15/23                                   4         4    Only) 144A 98-RF3, A 6.100%,
  7.000%, 9/15/23                                  35        37    6/15/28 (5)(6)                                 1,129        79
  7.000%, 9/15/23                                   7         8  Washington Mutual Alternative Mortgage
  7.000%, 1/15/24                                  30        32    Pass-Through Certificates 05-6,
  7.000%, 5/15/24                                  16        17    2A7 5.500%, 8/25/35                            2,116     1,600
  7.000%, 9/15/24                                  33        35
  7.000%, 7/15/25                                  25        27
  7.000%, 7/15/25                                  18        19
  7.000%, 7/15/25                                  12        13

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE    VALUE                                                PAR VALUE    VALUE
                                            ---------  --------                                               ---------  --------

NON-AGENCY--(CONTINUED)                                          FINANCIALS--(CONTINUED)
Wells Fargo Mortgage Backed Securities                           Capital One Financial Corp. 6.150%, 9/1/16   $     980  $    620
  Trust 05-AR10, 2A19 3.581%,                                    Caterpillar Financial Service Corp. 5.125%,
  6/25/35 (4)                               $     875  $    870    10/12/11                                       1,000       995
                                                       --------  CIT Group, Inc.
                                                         19,154    3.375%, 4/1/09                                 1,620     1,620
---------------------------------------------------------------    5.000%, 2/13/14                                  710       407
TOTAL MORTGAGE-BACKED SECURITIES                                 Countrywide Home Loans, Inc. 4.125%,
(IDENTIFIED COST $30,899)                                24,130    9/15/09                                        1,985     1,962
---------------------------------------------------------------  General Electric Capital Corp. 4.875%,
                                                                   3/4/15                                           230       204
ASSET-BACKED SECURITIES--5.5%                                    Goldman Sachs Group, Inc. 4.500%, 6/15/10          675       674
                                                                 HSBC Finance Corp.
Capital Auto Receivables Asset Trust                               6.375%, 10/15/11                               1,850     1,599
  07-3, A4 5.210%, 3/17/14                      1,870     1,748    4.750%, 7/15/13                                  465       343
Capital One Multi-Asset Execution Trust                          IBM International Group Capital LLC 5.050%,
  03-B5, B5 4.790%, 8/15/13                     2,480     2,067    10/22/12                                       2,800     2,960
Citibank Credit Card Issuance Trust                              International Lease Finance Corp. 5.625%,
  07-B2, B2 5.000%, 4/2/12                      1,770     1,645    9/20/13                                        1,480       828
E*Trade RV & Marine Trust 04-1, A3                               John Deere Capital Corp. 5.100%, 1/15/13           750       755
  3.620%, 10/8/18                                  66        62  JPMorgan Chase & Co.
USAA Auto Owner Trust 07-2, A3 4.900%,                             3.800%, 10/2/09                                  480       478
  2/15/12                                         409       413    5.125%, 9/15/14                                  920       814
---------------------------------------------------------------  Lehman Brothers Holdings, Inc.
TOTAL ASSET-BACKED SECURITIES                                      4.250%, 1/27/10(2)(3)                          1,465       187
(IDENTIFIED COST $6,597)                                  5,935    6.200%, 9/26/14(2)(3)                            370        47
---------------------------------------------------------------  Merrill Lynch & Co., Inc. 6.150%, 4/25/13        1,250     1,051
                                                                 Morgan Stanley 4.000%, 1/15/10                   1,000       993
CORPORATE BONDS--54.8%                                           National City Bank 4.625%, 5/1/13                1,345     1,223
                                                                 Simon Property Group LP
CONSUMER DISCRETIONARY--3.1%                                       4.600%, 6/15/10                                1,500     1,414
DaimlerChrysler North America LLC 5.875%,                          5.750%, 5/1/12                                   445       385
  3/15/11                                         525       503  Union Planters Corp. 7.750%, 3/1/11              1,500     1,423
Disney Walt Co. (The) 5.625%, 9/15/16             935       975  Wachovia Corp. 5.300%, 10/15/11                  1,000       987
Time Warner Cos., Inc. 7.250%, 10/15/17         1,955     1,856  Wells Fargo & Co. 5.300%, 8/26/11                  600       588
                                                       --------                                                          --------
                                                          3,334                                                            27,168
                                                       --------                                                          --------

CONSUMER STAPLES--2.6%                                           HEALTH CARE--5.5%
Heinz (H.J.) Co. 5.350%, 7/15/13                1,220     1,258
Kellogg Co. Series B 6.600%, 4/1/11             1,500     1,605  Abbott Laboratories 5.875%, 5/15/16              2,300     2,467
                                                       --------  Schering-Plough Corp. 5.550%, 12/1/13            1,135     1,193
                                                          2,863  Wellpoint, Inc. 5.875%, 6/15/17                  2,400     2,256
                                                       --------                                                          --------
                                                                                                                            5,916
ENERGY--5.1%                                                                                                             --------
Conoco Funding Co. 6.350%, 10/15/11             2,305     2,494
DCP Midstream LLC 7.875%, 8/16/10               1,380     1,399  INDUSTRIALS--2.8%
Devon Financing Corp. 6.875%, 9/30/11           1,550     1,621  Burlington Northern Santa Fe Corp. 6.750%,
                                                       --------    7/15/11                                          690       728
                                                          5,514
                                                       --------

FINANCIALS--25.1%
American General Finance Corp. 5.400%,
  12/1/15                                       1,320       488
AvalonBay Communities, Inc. 5.750%,
  9/15/16                                         425       343
Bank of America Corp. 6.250%, 4/15/12           1,065     1,003
Bank One Corp. 7.875%, 8/1/10                   1,400     1,438
Boeing Capital Corp. 6.500%, 2/15/12            1,270     1,339

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE    VALUE                                                  SHARES     VALUE
                                            ---------  --------                                               ---------  --------

INDUSTRIALS--(CONTINUED)                                         SHORT-TERM INVESTMENTS--0.6%
CSX Corp. 6.750%, 3/15/11                   $   1,780  $  1,791
Honeywell International, Inc. 5.625%,                            MONEY MARKET MUTUAL FUNDS--0.6%
  8/1/12                                          500       536  AIM Short Term Investment-Liquid Assets
                                                       --------    Portfolio (The) - Institutional Shares
                                                          3,055    (seven-day effective yield 0.790%)           509,524  $    510
                                                       --------  BlackRock Liquidity Funds TempFund
                                                                   Portfolio - Insitutional Shares
INFORMATION TECHNOLOGY--1.0%                                       (seven-day effective yield 0.590%)           174,246       174
Cisco Systems, Inc. 5.250%, 2/22/11             1,050     1,110  ----------------------------------------------------------------
                                                       --------  TOTAL SHORT-TERM INVESTMENTS
                                                                 (IDENTIFIED COST $684)                                       684
MATERIALS--1.2%                                                  ----------------------------------------------------------------
CRH America, Inc. 5.625%, 9/30/11               1,520     1,334
                                                       --------  TOTAL INVESTMENTS--99.3%
                                                                 (IDENTIFIED COST $119,038)                               107,633(1)
TELECOMMUNICATION SERVICES--3.8%
AT&T, Inc. 5.625%, 6/15/16                        710       711  Other Assets and Liabilities--0.7%                           810
Rogers Communications, Inc. 7.250%,                                                                                      --------
  12/15/12                                      2,000     2,082  NET ASSETS--100.0%                                      $108,443
Verizon Global Funding Corp. 7.250%,                                                                                     ========
  12/1/10                                       1,250     1,321
                                                       --------
                                                          4,114
                                                       --------

UTILITIES--4.6%
Consolidated Edison Company of New York,
  Inc. 06-C 5.500%, 9/15/16                     2,165     2,128
Pacific Gas & Electric Co. 4.200%, 3/1/11       1,200     1,218
Southern Co. Series A 5.300%, 1/15/12           1,575     1,642
                                                       --------
                                                          4,988
---------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $63,906)                                59,396
---------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $118,354)                              106,949
---------------------------------------------------------------

ABBREVIATION LEGEND:
FNMA   Fannie Mae or Federal National Mortgage Association
GNMA   Ginnie Mae or Government National Mortgage Association
REMIC  Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the
      Notes to Schedules of Investments.
(2)   Security in default.
(3)   Illiquid security.
(4)   Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(5)   Illiquid and restricted security. At March 31, 2009, these securities amounted to a value of $92 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(6)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $92 or 0.1% of net assets.

                          VIRTUS TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE   VALUE                                                PAR VALUE   VALUE
                                           ----------  -------                                              ----------  -------
MUNICIPAL BONDS(3)--97.2%                                        CONNECTICUT--1.1%
                                                                 Mashantucket Western Pequot
ALABAMA--3.3%                                                      Tribe Series B 144A 5.600%,
City of Birmingham Series A                                        9/1/09 (2)                               $    1,000  $   986
  5.500%, 8/1/25                           $    1,000  $ 1,026                                                          -------
Jefferson County Limited
  Obligation Series A 5.250%,                                    GEORGIA--3.1%
  1/1/17                                        3,000    1,772   Athens-Clarke County Unified
                                                       -------     Government Water and Sewer
                                                         2,798     Authority 5.625%, 1/1/28                      1,500    1,589
                                                       -------   Chatham County Hospital
                                                                   Authority, Memorial Medical
ARIZONA--1.8%                                                      Health Center Series A
Glendale Western Loop 101 Public                                   6.125%, 1/1/24                                1,280    1,053
  Facilites Corp. Series A                                                                                              -------
  6.250%, 7/1/38                                  750      762                                                            2,642
Health Facilities Authority                                                                                             -------
  Phoenix Children's Hospital
  Series B 1.360%, 2/1/42(4)                    1,000      763   ILLINOIS--11.5%
                                                       -------   Chicago Board of Education
                                                         1,525     Certificates of
                                                       -------     Participation Series B-2
                                                                   (MBIA Insured) 6.000%,
ARKANSAS--0.0%                                                     1/1/20                                          580      668
Lonoke County Residential                                        City of Chicago Series C 0.000%,
  Housing Facilities Board                                         1/1/30                                        3,000      900
  Series A-2 (FNMA                                               Illinois Finance Authority
  Collateralized) 7.900%,                                          6.000%, 3/1/38                                  750      744
  4/1/11                                           10       10   Kendall County Forest Preserve
Stuttgart Public Facilities                                        District (FGIC Insured)
  Board Series A-2 (FNMA                                           5.250%, 1/1/23                                4,000    4,224
  Collateralized) 7.900%,                                        State Finance Authority Edward's
  9/1/11                                            3        3     Hospital Series A (AMBAC
                                                       -------     Insured) 5.500%, 2/1/40                         900      722
                                                            13   State Finance Authority Kewanee
                                                       -------     Hospital Project (XLCA
                                                                   Insured) 5.000%, 7/1/23                         500      505
CALIFORNIA--4.6%                                                 State Finance Authority Rush
California Educational                                             University Medical Center
  Facilities Authority,                                            7.250%, 11/1/38                               1,000    1,012
  University of Southern                                         State Finance Authority
  California Series A 5.250%,                                      University of Chicago Series
  10/1/38                                       2,000    2,005     A 5.000%, 7/1/26                              1,000    1,025
Los Angeles Municipal                                                                                                   -------
  Improvement Corp. (FGIC                                                                                                 9,800
  Insured) 5.000%, 8/1/24                       1,100    1,071                                                          -------
South Gate Utility Authority
  (FGIC Insured) 0.000%,                                         INDIANA--2.6%
  10/1/19                                       1,385      870   Finance Authority Health System,
                                                       -------     Sisters of St. Francis
                                                         3,946     Health Care Series C 5.000%,
                                                       -------     11/1/23                                       2,000    1,924
                                                                 Health Educational Facilities
COLORADO--4.2%                                                     Financing Authority, Sisters
Denver City & County School                                        of St. Francis Healthcare
  District No. 1 Series A                                          Series E (FSA Insured)
  5.500%, 12/1/26                               1,335    1,401     5.250%, 5/15/41                                 350      319
Public Authority For Energy                                                                                             -------
  6.250%, 11/15/28                                650      492                                                            2,243
State Health Facilities                                                                                                 -------
  Authority, Catholic Health
  Initiatives Series D 6.250%,                                   LOUISIANA--1.3%
  10/1/33                                         550      572   Local Government Environmental
State Public Highway Authority                                     Facilities & Community
  E-470 Series B (MBIA                                             Development Authority (AMBAC
  Insured) 0.000%, 9/1/29                         665      119     Insured) 5.250%, 12/1/18                      1,000    1,103
University of Colorado                                                                                                  -------
  Enterprise System Series A
  5.375%, 6/1/38                                1,000    1,023   MARYLAND--3.4%
                                                       -------   City of Baltimore, Convention
                                                         3,607     Center Series A (XLCA
                                                       -------     Insured) 5.250%, 9/1/22                       2,000    1,248

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE   VALUE                                                PAR VALUE   VALUE
                                           ----------  -------                                              ----------  -------

MARYLAND--(CONTINUED)                                            NEW YORK--13.6%
City of Frederick Series A                                       City of New York Series E-1
  4.875%, 3/1/29                           $      650  $   652     6.250%, 10/15/28                         $    1,000  $ 1,074
State Health and Higher                                          Metropolitan Transportation
  Educational Facilities                                           Authority Series C 6.250%,
  Authority, Anne Arundel                                          11/15/23                                      3,000    3,262
  Health System Series A                                         New York City Industrial
  6.750%, 7/1/29                                1,000    1,034     Development Agency, Queens
                                                       -------     Baseball Stadium Project
                                                         2,934     (AMBAC Insured) 5.000%, 1/1/31                  450      375
                                                       -------     (Assured Guaranty Insured) 6.375%,
                                                                   1/1/39                                        1,000    1,063
MASSACHUSETTS--2.5%                                              New York City Municipal Water
State Health & Educational                                         Finance Authority Series A
  Facilities Authority,                                            5.750%, 6/15/40                               5,590    5,883
  Harvard University Series A                                                                                           -------
  5.500%, 11/15/36                              2,000    2,122                                                           11,657
                                                       -------                                                          -------

MICHIGAN--9.6%                                                   OHIO--1.2%
Detroit Water Supply System                                      State Higher Educational
  Senior Lien Series B (BHAC                                       Facility Commission
  Insured) 5.250%, 7/1/35                         700      691     University Hospital Health
Michigan Strategic Fund Series A                                   System Series 09-A 6.750%,
  (Assured Guaranty Insured)                                       1/15/39                                       1,000      988
  5.250%, 10/15/23                              2,250    2,385                                                          -------
State Hospital Finance Authority
  Chelsea Community Hospital                                     PENNSYLVANIA--1.0%
  5.375%, 5/15/19                               3,000    2,435   Chester County Health &
  McLaren Health Care 5.625%,                                      Education Facilities
  5/15/28                                         500      463     Authority, Chester County
State of Michgan Series B (AMBAC                                   Hospital Series A 6.750%,
  Insured) 5.250%, 12/1/22                        115      106     7/1/31                                        1,000      852
State of Michigan (FSA Insured)                                                                                         -------
  5.250%, 9/15/21                               2,000    2,103
                                                       -------   PUERTO RICO--1.5%
                                                         8,183   Commonwealth of Puerto Rico
                                                       -------     Series A 5.250%, 7/1/22                       1,500    1,291
                                                                                                                        -------
MISSOURI--2.8%
St. Louis Metropolitan District                                  TENNESSEE--3.2%
  Sewer &  Wastewater System                                     Metropolitan Government
  Series A 5.750%, 5/1/38                       2,000    2,102     Nashville & Davidson County
State Health & Educational                                         Health & Educational
  Facilities Authority                                             Facilities Board
  Washington University Series                                     Meharry Medical College
  A 5.375%, 3/15/39                               300      311     Project (AMBAC Insured)
                                                       -------     6.000%, 12/1/16                               1,500    1,741
                                                         2,413     Vanderbilt University Series
                                                       -------     A 5.000%, 10/1/39                             1,000      981
                                                                                                                        -------
NEBRASKA--2.4%                                                                                                            2,722
University of Nebraska Series A                                                                                         -------
  5.250%, 7/1/34                                2,000    2,032
                                                       -------   TEXAS--11.6%
                                                                 Dallas Independent School
NEW HAMPSHIRE--0.9%                                                District (PSF Guaranteed)
State Health & Education                                           5.250%, 2/15/30                               1,850    1,933
  Facilities Authority, Exeter                                   Forney Independent School
  Project 6.000%, 10/1/24                         750      752     District
                                                       -------     Series A (PSF Guaranteed)
                                                                   5.750%, 8/15/33                                 750      796
NEW JERSEY--2.9%                                                   Series A (PSF Guaranteed)
Camden County Municipal                                            6.000%, 8/15/37                               2,000    2,146
  Utilities Authority Series B                                   Harris County Health Facilities
  (FGIC Insured) 0.000%,                                           Development Corp., Memorial
  9/1/11                                        1,500    1,435     Hermann Healthcare System
State Transportation Trust Fund                                    Series B 7.250%, 12/1/35                      2,450    2,560
  Authority Series A 5.500%,                                     Leander Independent School
  12/15/21                                      1,000    1,073     District (PSF Guaranteed)
                                                       -------     0.000%, 8/15/24                               5,000    1,880
                                                         2,508
                                                       -------

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE   VALUE
                                           ----------  -------
                                                                 --------------------------------------------------------------
TEXAS--(CONTINUED)                                               TOTAL SHORT-TERM INVESTMENTS
North Texas Tollway Authority                                    (IDENTIFIED COST $3,681)                                 3,681
  Series I (Assured Guaranty                                     --------------------------------------------------------------
  Insured) 0.000%, 1/1/42                  $    1,000  $   629
                                                       -------   TOTAL INVESTMENTS--101.5%
                                                         9,944   (IDENTIFIED COST $87,990)                               86,853(1)
                                                       -------
                                                                 Other assets and liabilities, net--(1.5)%               (1,286)
WISCONSIN--4.2%                                                                                                         -------
State Health & Educational                                       NET ASSETS--100.0%                                     $85,567
  Facilities Authority, Howard                                                                                          =======
  Young (Radian Insured)
  5.000%, 8/15/18                               2,150    1,830
State of Wisconsin Series A
  6.000%, 5/1/33                                1,750    1,781
                                                       -------
                                                         3,611
                                                       -------

WYOMING--2.9%
Lincoln County Pollution Control
  Exxon Project Series C
  0.160%, 11/1/14(4)                            2,500    2,500
--------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $84,309)                               83,172
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $84,309)                               83,172
--------------------------------------------------------------
                                             SHARES     VALUE
                                           ----------  -------

SHORT-TERM INVESTMENTS--4.3%

MONEY MARKET MUTUAL FUNDS--4.3%
AIM Tax-Free Cash Reserve
  Portfolio (The) -
  Institutional Shares
  (seven-day effective yield
  0.440%)                                   1,080,209    1,080
Goldman Sachs Financial Square
  Funds - Tax-Free Money
  Market Fund - Select Shares
  (seven-day effective yield
  0.440%)                                   2,600,863    2,601

ABBREVIATION LEGEND:
AMBAC American Municipal Bond Assurance Corporation
BHAC  Berkshire Hathaway Assurance Corp.
FGIC  Financial Guaranty Insurance Company
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
MBIA  Municipal Bond Insurance Association
PSF   Permanent School Fund
XLCA  XL Capital Assurance

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the
     Notes to Schedules of Investments.
(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $986 or 1.2% of net assets.
(3)  At March 31, 2009, 35% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies.
(4)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                   VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                      PAR VALUE     VALUE                                          PAR VALUE     VALUE
                                     -----------  --------                                        -----------  --------
U.S GOVERNMENT AGENCY OBLIGATIONS
  --10.9%                                                    Overseas Private Investment Corp.
                                                               0.400%, 4/1/09(2)                  $    20,939  $ 20,939
Federal Deposit Insurance Corp.                              ----------------------------------------------------------
  (FDIC) Guaranteed -                                        TOTAL MORTGAGE-BACKED SECURITIES
  General Electric Capital Corp.,                            (IDENTIFIED COST $409,922)                         409,922
    0.750%, 7/20/09                  $    30,000  $ 29,931   ----------------------------------------------------------
  Bank of America Corp., 0.760%,                             REPURCHASE AGREEMENTS--11.1%
    7/21/09                               30,000    29,930
----------------------------------------------------------   Bank of America Corp. 0.200% dated
TOTAL U.S GOVERNMENT AGENCY                                    3/31/09 due 4/1/09, repurchase
  OBLIGATIONS                                                  price $60,534 collateralized by
(IDENTIFIED COST $59,861)                           59,861     FNMA 6.000% 5/1/38, and FHLMC
----------------------------------------------------------     5.500% 6/1/38, total market value
FEDERAL AGENCY SECURITIES--75.0%                               $ 61,744                                60,534    60,534
                                                             ----------------------------------------------------------
FFCB                                                         TOTAL REPURCHASE AGREEMENTS
  0.445%, 4/20/09(2)(4)                   14,000    14,000   (IDENTIFIED COST $60,534)                           60,534
  0.621%, 4/27/09(2)(4)                   20,000    20,000   ----------------------------------------------------------
  0.473%, 4/28/09(2)(4)                   20,000    20,000
  1.100%, 11/20/09(2)(4)                  20,000    20,000                                           SHARES      VALUE
FHLB                                                                                              -----------  --------
  0.408%, 4/6/09(2)(4)                    20,000    19,999
  0.945%, 4/23/09(2)(4)                   20,000    20,007   MONEY MARKET MUTUAL FUNDS--2.9%
  1.009%, 4/26/09(2)(4)                   25,000    25,000
  1.294%, 4/30/09(2)(4)                   20,000    20,000   AIM Short-Term Investment Treasury       707,227       707
  2.625%, 4/30/09                         20,000    20,000     Portfolio (The) - Institutional
  2.750%, 5/7/09                          10,000    10,000     Shares (seven-day effective yield
  1.293%, 6/10/09(2)(4)                   20,000    19,999     0.180%)
FHLMC                                                        Goldman Sachs Financial Square        15,000,000    15,000
  0.610%, 4/1/09(2)(4)                    25,000    25,000     Funds - Treasury Instruments Fund
  0.408%, 4/6/09(2)(4)                    20,000    20,014     (seven-day effective yield
  1.254%, 4/13/09(2)(4)                   25,000    25,000     0.200%)
  0.451%, 4/16/09(2)(4)                   25,000    24,996   ----------------------------------------------------------
  0.526%, 4/20/09(2)(4)                   20,000    20,000   TOTAL MONEY MARKET MUTUAL FUNDS
  3.200%, 6/30/09                         20,000    20,000   (IDENTIFIED COST $15,707)                           15,707
  0.590%, 7/7/09(3)                       20,000    19,968   ----------------------------------------------------------
  1.050%, 2/4/10                          25,000    25,000
                                                             TOTAL INVESTMENTS--99.9%
                                                             (IDENTIFIED COST $546,024)                         546,024(1)

                                                             Other assets and liabilities,
                                                               net--0.1%                                            561
                                                                                                               --------
                                                             NET ASSETS--100.0%                                $546,585
                                                                                                               ========

ABBREVIATION LEGEND
FDIC  Federal Deposit Insurance Corporation
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation

FOOTNOTE LEGEND
(1)  Federal Income Tax Information: At March 31, 2009, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(3)  The rate shown is the discount rate.
(4)  The date shown represents next interest reset date.

                        VIRTUS INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                      PAR VALUE      VALUE                                                    PAR VALUE      VALUE
                                    ------------  ------------                                              ------------  ----------
U.S GOVERNMENT AGENCY OBLIGATIONS--4.2%                           Sheffield Receivables Corp.
                                                                    0.500%, 4/16/09                         $     23,000  $  22,995
Federal Deposit Insurance Corp.                                     0.500%, 4/17/09                               20,000     19,996
  (FDIC)                                                            0.510%, 4/30/09                               35,000     34,986
  Guaranteed - Goldman Sachs                                        0.550%, 5/8/09                                22,000     21,988
  Group, Inc. (The) 0.640%,                                       Solitaire Funding LLC
  5/26/09                           $    100,000  $    100,000      0.450%, 4/9/09                                20,000     19,998
--------------------------------------------------------------      0.520%, 4/15/09                               15,000     14,997
TOTAL U.S GOVERNMENT AGENCY                                         0.530%, 4/20/09                               30,000     29,992
  OBLIGATIONS                                                       0.550%, 4/28/09                               35,000     34,986
(IDENTIFIED COST $100,000)                             100,000    Thunder Bay Funding Corp. 0.600%,
--------------------------------------------------------------      6/12/09                                       25,000     24,970
FEDERAL AGENCY SECURITIES--22.0%                                  Windmill Funding Corp. 0.250%, 4/1/09           39,000     39,000
                                                                  Yorktown Capital LLC
FHLB(3)                                                             0.550%, 4/16/09                               35,000     34,992
  0.945%, 4/23/09                         80,000        80,030      0.620%, 4/23/09                               25,000     24,990
  1.009%, 4/26/09                         75,000        75,000      0.660%, 4/23/09                               23,000     22,991
  1.293%, 6/10/09                         80,000        79,995    -----------------------------------------------------------------
  1.294%, 4/30/09                         80,000        80,000    TOTAL COMMERCIAL PAPER
FHLMC                                                             (IDENTIFIED COST $802,196)                                802,195
  0.610%, 4/1/09(3)                       50,000        50,000    -----------------------------------------------------------------
  1.254%, 4/13/09(3)                     100,000       100,000    MEDIUM TERM NOTES--28.2%
  3.200%, 6/30/09                         13,230        13,230
  1.050%, 2/4/10                          50,000        50,000    BP Capital Markets plc 1.433%,
--------------------------------------------------------------      6/11/09(3)(4)(5)                              75,000     75,000
TOTAL MORTGAGE-BACKED SECURITIES                                  General Electric Capital Corp. 0.573%,
(IDENTIFIED COST $528,255)                             528,255      4/9/09(3)(4)                                  75,000     75,000
--------------------------------------------------------------    IBM International Group Capital LLC 144A
COMMERCIAL PAPER(6)--33.3%                                          1.470%, 5/26/09(2)(3)(4)                     100,000    100,000
                                                                  Nordea Bank AB 144A 1.509%,
Bank of Nova Scotia 0.610%,                                         4/24/09(2)(3)(4)(5)                          150,000    150,000
  6/16/09                                 35,000        34,955    Rabobank Nederland N.V. 144A
Bryant Park Funding LLC                                             (Netherlands) 1.431%,
  0.580%, 4/6/09                          25,000        24,998      4/30/09(2)(3)(4)(5)                           75,000     75,000
  0.470%, 4/17/09                         35,000        34,993    Royal Bank of Canada 1.508%,
  0.510%, 4/21/09                         10,310        10,307      7/1/09(3)(4)                                  75,000     75,000
Chariot Funding LLC                                               Wells Fargo & Co. 3.552%, 5/1/09               125,000    129,075
  0.500%, 4/24/09                         30,000        29,990    -----------------------------------------------------------------
  0.500%, 5/5/09                          25,000        24,988    TOTAL MEDIUM TERM NOTES
Enterprise Funding LLC 0.600%,                                    (IDENTIFIED COST $679,075)                                679,075
  5/1/09                                  15,119        15,111    -----------------------------------------------------------------
Kitty Hawk Funding Corp.                                          CERTIFICATES OF DEPOSIT--2.1%
  0.550%, 4/14/09                         30,000        29,994
  0.650%, 6/8/09                          15,000        14,982    Royal Bank of Scotland (Guaranteed by
Old Line Funding Corp.                                              Her Majesty's Treasury, U.K.)
  0.550%, 5/8/09                          39,300        39,278      0.920%, 7/27/09                               50,000     50,000
  0.650%, 6/2/09                          55,817        55,754    -----------------------------------------------------------------
Park Avenue Receivables Corp.                                     TOTAL CERTIFICATES OF DEPOSIT
  0.500%, 4/24/09                         25,000        24,992    (IDENTIFIED COST $50,000)                                  50,000
Ranger Funding Co., LLC                                           -----------------------------------------------------------------
  0.500%, 4/2/09                          40,000        39,999
  0.610%, 4/24/09                         50,000        49,980
Salisbury Receivables LLC 0.500%,
  4/20/09                                 25,000        24,993

                        VIRTUS INSIGHT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                      PAR VALUE      VALUE
                                    ------------  ------------
REPURCHASE AGREEMENTS--0.3%

Bank of America Corp. 0.200% dated
  3/31/09 due 4/1/09, repurchase
  price $6,910 collateralized by
  FNMA 6.000%, 5/1/38 market
  value $7,048                      $      6,910  $      6,910
--------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $6,910)                                 6,910
--------------------------------------------------------------
                                       SHARES         VALUE
                                    ------------  ------------

MONEY MARKET MUTUAL FUNDS--9.9%

AIM Short-Term Investments Liquid
  Assets Portfolio (The)
  Institutional Shares (seven-day
  effective yield 0.791%)            119,553,000       119,553
Goldman Sachs Financial Square
  Money Market - Select Shares
  (seven-day effective yield
  0.549%)                            119,576,627       119,577
--------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $239,130)                             239,130
--------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $2,405,566)                         2,405,565(1)

Other assets and liabilities,
  net--0.0%                                                678
                                                  ------------
NET ASSETS--100.0%                                $  2,406,243
                                                  ============

ABBREVIATIONS:
FDIC  Federal Deposit Insurance Corporation
FHLB  Federal Home Loan Bank
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information: At March 31, 2009, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $325,000 or 13.5% of net assets.
(3)   Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4)   The date shown represents next interest reset date.
(5)   A security is considered to be foreign if the security is issued in a foreign country.
(6)   The rate shown is the discount rate.

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                        ----------  ----------                                             ----------  ----------
COMMERCIAL PAPER - MUNICIPAL(2)--4.6%                           COLORADO--0.8%
                                                                City of Aurora, The Children Hospital
MARYLAND--1.2%                                                    Series C 0.350%, 4/2/09                  $    5,890  $    5,890
Baltimore County 0.450%, 4/13/09        $   14,425  $   14,425  Health Facilities Authority, Exempla
                                                    ----------    Healthcare, Inc. Series 09-A 0.410%,
                                                                  4/1/09                                        3,900       3,900
MASSACHUSETTS--0.1%                                                                                                    ----------
Massachusetts Water Resources                                                                                               9,790
  Authoritly 0.650%, 7/9/09                  1,500       1,500                                                         ----------
                                                    ----------
                                                                CONNECTICUT--1.2%
MISSISSIPPI--1.0%                                               State Health & Education Facilities
Claiborne County, Pollution Control                               Authority, Yale University
  Board 2.750%, 5/7/09                      12,900      12,900    Series Y-3 0.200%, 4/1/09                    10,000      10,000
                                                    ----------    Series U 0.200%, 4/1/09                       3,100       3,100
                                                                  Series V-2 0.200%, 4/1/09                     2,600       2,600
TEXAS--1.0%                                                                                                            ----------
University of North Texas 0.700%,                                                                                          15,700
  8/13/09                                    3,000       3,000                                                         ----------
University of Texas 0.400%, 5/26/09         10,000      10,000
                                                    ----------  FLORIDA--5.8%
                                                        13,000  Broward County School Board Certificate
                                                    ----------    of Participation Series D (FSA
                                                                  Insured) 3.500%, 4/2/09                       8,725       8,725
WISCONSIN--1.3%                                                 City of West Palm Beach, Utility System
City of Milwaukee. 0.750%, 7/9/09            5,650       5,650    Series C (Assured Guaranty Insured)
Health and Educational Facilities                                 2.000%, 4/1/09                               10,000      10,000
  Authority 0.550%, 6/9/09                  10,000      10,000  Dade County Industrial Development
                                                    ----------    Authority, Florida Power & Light Co.
                                                        15,650    0.320%, 4/1/09                               20,000      20,000
--------------------------------------------------------------  JEA Water & Sewer System Series B-1
TOTAL COMMERCIAL PAPER - MUNICIPAL                                0.500%, 4/1/09                                9,670       9,670
(IDENTIFIED COST $57,475)                               57,475  St. Lucie County Pollution Control,
--------------------------------------------------------------    Florida Power & Light Co. Project
VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(3)(4)--87.8%         0.370%, 4/1/09                               25,000      25,000
                                                                                                                       ----------
ALABAMA--1.5%                                                                                                              73,395
Chatom Industrial Development Board                                                                                    ----------
  Pollution Control Electric
  Cooperative, Inc.(5)                                          GEORGIA--3.8%
  Series C 6.000%, 6/1/09(5)                 9,200       9,200  Burke County Development Authority,
  Series 07- C, 4.250%, 8/1/09(5)            7,000       7,000    Pollution Control Vogtle Power Plant
Chatom Industrial Development Board                               Series 1 2.100%, 7/14/09(5)                  11,000      11,000
  Pollution Control Electric                                    Metropolitan Atlanta Rapid Transit
  Cooperative, Inc. (National Rural                               Authority Series A 0.700%, 4/1/09            37,070      37,070
  Utilities Co. Guaranty) 1.200%,                                                                                      ----------
  4/1/09                                     2,305       2,305                                                             48,070
                                                    ----------                                                         ----------
                                                        18,505
                                                    ----------  ILLINOIS--14.4%
                                                                Chicago O'Hare International Airport
ALASKA--1.6%                                                      1.000%, 4/1/09                               10,000      10,000
State Housing Finance Corp. University                          Educational Facilities Authority, Arts
  of Alaska Series A 0.200%, 4/1/09         19,600      19,600    Club of Chicago 0.500%, 4/1/09                8,000       8,000
                                                    ----------  Educational Facilities Authority, Field
                                                                  Museum of Natural History 0.450%,
ARIZONA--1.2%                                                     4/1/09                                       16,500      16,500
State Board of Regents Series B
  0.420%, 4/1/09                             7,300       7,300
State Health Facilities Authority,
  Banner Health Series B 0.300%,
  4/1/09                                     7,900       7,900
                                                    ----------
                                                        15,200
                                                    ----------

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                        ----------  ----------                                             ----------  ----------
ILLINOIS--(CONTINUED)                                           IOWA--0.3%
Finance Authority, Advocate Health                              Finance Authority Health Facilities
  Care Network Series 08, A-2 0.750%,                             Series A-1 (Assured Guaranty Insured)
  2/5/10 (5)                            $   10,000  $   10,000    0.500%, 4/1/09                           $    4,315  $    4,315
Finance Authority, Bradley University                                                                                  ----------
  Series A 0.490%, 4/2/09                   10,000      10,000
Finance Authority, Carle Foundation                             KENTUCKY--1.6%
  Hospital Series B 0.400%, 4/2/09           1,875       1,875  Mason County Pollution Control East
  Series C 0.300%, 4/2/09                    1,800       1,800    Kentucky Power Cooperative, Inc.
Finance Authority, Children's Memorial                            Series B-2 1.200%, 4/1/09                     6,370       6,370
  Hospital Series D 0.400%, 4/2/09           8,300       8,300    Series B-3 1.200%, 4/1/09                     3,610       3,610
Finance Authority, Lake Forest Academy                            Series B-1 1.200%, 4/1/09                     4,100       4,100
  0.600%, 4/1/09                             5,000       5,000  Trimble County, Association of Counties
Finance Authority, Lake Forest Country                            Leasing Trust Series A 0.400%, 4/1/09         5,575       5,575
  Day School 0.600%, 4/1/09                  3,250       3,250                                                         ----------
Finance Authority, McGraw YMCA                                                                                             19,655
  Evanston Project 0.740%, 4/2/09            4,000       4,000                                                         ----------
Finance Authority, North Park
  University 0.430%, 4/1/09                 22,600      22,600  LOUISIANA--1.1%
Finance Authority, North Shore                                  Public Facilities Authority, Christus
  University Health System Series                                 Health
  C 0.400%, 4/1/09                          10,000      10,000    Series D-1 0.420%, 4/1/09                     7,900       7,900
Finance Authority, Northwest Community                            Series D-2 0.390%, 4/1/09                     6,250       6,250
  Hospital Series C 0.370%, 4/2/09           5,700       5,700                                                         ----------
Finance Authority, Northwestern                                                                                            14,150
  Healthcare Corp.- Evanston                                                                                           ----------
  Series A 0.500%, 4/2/09                   20,000      20,000
Finance Authority, Resurrection Health                          MARYLAND--2.3%
  Care Class B 0.330%, 4/1/09               20,420      20,420  State Economic Development Corp. Howard
Health Facilities Authority, Advocate                             Medical Institute Series A 0.250%,
  Health Care Network Class A 1.820%,                             4/1/09                                        9,500       9,500
  7/2/09(5)                                  9,425       9,425  Washington Suburban Sanitary Commission
Health Facilities Authority,                                      Series A-10 0.450%, 4/1/09                   20,000      20,000
  Northwestern Memorial Healthcare                                                                                     ----------
  Series C 0.400%, 4/1/09                   15,000      15,000                                                             29,500
                                                    ----------                                                         ----------
                                                       181,870
                                                    ----------  MASSACHUSETTS--0.8%
                                                                Commonwealth of Massachusetts Series B
INDIANA--2.9%                                                     0.400%, 4/1/09                               10,000      10,000
Finance Authority, Trinity Health                                                                                      ----------
  Series D-2 0.430%, 4/2/09                 13,965      13,965
Health System Finance Authority,                                MICHIGAN--7.1%
  Sisters St. Francis Health Services,                          Oakland County Economic Development
  Inc                                                             Corp. 1.850%, 4/2/09                         22,000      22,000
  Series F 0.200%, 4/2/09                    2,640       2,640  State Finance Authority Ascension
  Series G 0.200%, 4/2/09                    2,250       2,250    Hospital Series B-4 0.250%, 4/1/09           10,500      10,500
  Series I 0.400%, 4/1/09                    3,600       3,600    Series B-1 0.700%, 1/6/10(5)                 25,000      25,000
  Series J 0.200%, 4/2/09                    4,500       4,500  State Strategic Fund Ltd. 0.400%, 4/1/09        5,700       5,700
State Educational Facilities                                    University of Michigan Hospital
  Authority, Wabash College Project                               Series B 0.200%, 4/2/09                      15,000      15,000
  0.530%, 4/2/09                            10,000      10,000    Series A 0.400%, 4/2/09                      11,585      11,585
                                                    ----------                                                         ----------
                                                        36,955                                                             89,785
                                                    ----------                                                         ----------

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                        ----------  ----------                                             ----------  ----------
MINNESOTA--1.0%                                                 NEW MEXICO--1.6%
City of St. Cloud, Central Care Health                          State Hospital Equipment Loan Council,
  System Series B (Assured Guaranty                               Presbyterian Healthcare System
  Insured) 0.480%, 4/2/09               $    5,305  $    5,305    Series C 0.400%, 4/2/09                  $    9,000  $    9,000
Minneapolis & St. Paul Housing &                                  Series D 0.400%, 4/2/09                      10,700      10,700
  Redevelopment Authority Health Care                                                                                  ----------
  System, Allina Health System Series                                                                                      19,700
  C1 0.270%, 4/2/09                          7,375       7,375                                                         ----------
                                                    ----------
                                                        12,680  NEW YORK--3.7%
                                                    ----------  Metropolitan Transportation Authority
                                                                  0.250%, 4/2/09                                8,500       8,500
MISSISSIPPI--3.1%                                               Municipal Water Finance Authority
Hospital Equipment & Facilities                                   Subseries B-4 0.360%, 4/2/09                  6,900       6,900
  Authority, North Mississippi Health                           State Housing Finance Agency
  Services Series 1, 0.400%, 4/2/09         13,400      13,400    Series A 0.400%, 4/1/09                      19,500      19,500
Hospital Equipment & Facilities                                   Series G 0.450%, 4/1/09                       6,700       6,700
  Authority, North Mississippi Medical                          Transitional Finance Authority,
  Center Series 1, 0.400%, 4/1/09           15,700      15,700    Building Aid Subseries 3-3D 1.500%,
Jackson County, Pollution Control,                                4/7/09                                        5,200       5,200
  Chevron U.S.A., Inc. Project                                                                                         ----------
  Series 92 0.250%, 4/1/09                   5,000       5,000                                                             46,800
  Series 93 0.400%, 4/1/09                   5,600       5,600                                                         ----------
                                                    ----------
                                                        39,700  NORTH CAROLINA--1.9%
                                                    ----------  State of North Carolina Series
                                                                  C 0.500%, 4/1/09                             24,800      24,800
MISSOURI--1.3%                                                                                                         ----------
St. Louis County Industrial
  Development & Educational Facilities                          OHIO--1.3%
  Whitefield School, Inc. Series                                City of Cleveland Series R 0.250%,
  B 0.600%, 4/2/09                           1,100       1,100    4/2/09                                        4,500       4,500
State Health & Educational Facilities                           Franklin County, Holy Cross Health
  Authority, Sisters of Mercy Health                              System 0.400%, 4/2/09                         6,100       6,100
  System Series H 0.460%, 4/1/09             8,300       8,300  State Higher Educational Facility
State Health & Educational Facilities                             Commission, Cleveland Clinic
  Authority, St. Louis University                                 Series B-2 0.300%, 4/1/09                     3,000       3,000
  Series B-1 0.400%, 4/1/09                  5,850       5,850    Series B-3 0.300%, 4/1/09                     2,800       2,800
  Series A-2 0.400%, 4/1/09                  1,300       1,300                                                         ----------
                                                    ----------                                                             16,400
                                                        16,550                                                         ----------
                                                    ----------
                                                                OREGON--1.4%
NEVADA--2.3%                                                    Clackamas County Hospital Facility
Clark County School District                                      Authority, Legacy Health System
  Series B (FSA Insured) 0.600%,                                  Series C 0.410%, 4/1/09                       4,700       4,700
  4/1/09                                    10,000      10,000  State Facilities Authority,
  Series A (FSA Insured) 0.320%,                                  PeaceHealth Series A 0.350%, 4/2/09           6,700       6,700
  4/1/09                                     7,400       7,400    Series B 0.350%, 4/2/09                       5,700       5,700
Las Vegas Valley Water District Series                                                                                 ----------
  B 0.500%, 4/1/09                          11,700      11,700                                                             17,100
                                                    ----------                                                         ----------
                                                        29,100
                                                    ----------  TENNESSEE--0.4%
                                                                Health and Educational Facilities,
                                                                  Metropolitan Government of
                                                                  Nashville & Davidson County,
                                                                  Ascension Health Series 01, B-1
                                                                  0.690%, 4/2/09 (3)                            5,000       5,000
                                                                                                                       ----------

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                        ----------  ----------                                             ----------  ----------
TEXAS--10.3%                                                    WASHINGTON--(CONTINUED)
Denton Independent School District                                03-D-1 (FSA Insured) 2.500%, 4/1/09      $   14,050  $   14,050
  Series 05-A 0.500%, 4/2/09            $   19,900  $   19,900    08-F-1 1.500%, 4/1/09                        17,500      17,500
Gulf Coast Waste Disposal Authority,                              08-F-2 1.500%, 4/1/09                         7,500       7,500
  Exxon Project 0.210%, 4/1/09               5,000       5,000  Issaquah Community Properties, Series A
Harris County Health Facilities                                   0.680%, 4/7/09                               10,000      10,000
  Development Corp., Baylor College                             State Health Care Facilities Authority,
  Medicine Series B 0.400%, 4/1/09           5,000       5,000    Catholic Health Initiatives Series
Harris County Industrial Development                              A-4 0.200%, 4/1/09                           20,000      20,000
  Corp., Pollution Control, Exxon                               State Health Care Facilities Authority,
  Mobil Corp. Project                                             PeaceHealth
  Series A 0.210%, 4/1/09                    1,000       1,000    Series B 0.350%, 4/2/09                       4,000       4,000
  Series B 0.210%, 4/1/09                    2,700       2,700    Series C 0.350%, 4/2/09                       5,000       5,000
Nueces County Health Facilities                                 State Health Care Facilities Authority,
  Development Corp. Driscoll                                      Swedish Health Services Series C
  Foundation Children's Hospital                                  0.400%, 4/2/09                                6,000       6,000
  0.500%, 4/1/09                            17,600      17,600  State of Washington Series 96-A 0.200%,
San Antonio Electric & Gas 0.500%,                                4/7/09                                       19,600      19,600
  4/1/09                                    25,000      25,000                                                         ----------
State Veterans Housing Assistance                                                                                         103,650
  Program Fund 1 (VA Guaranteed)                                                                                       ----------
  0.450%, 4/1/09                             1,870       1,870
Texas Small Business Industrial                                 WISCONSIN--1.4%
  Development Corp. 0.500%, 4/1/09          35,000      35,000  City of Beaver Dam, YMCA Dodge County,
University of Texas,                                              Inc. Project 0.540%, 4/2/09                   3,335       3,335
  Series A 0.150%, 4/2/09                   12,500      12,500  Milwaukee Redevelopment Authority
  Series A 0.300%, 4/2/09                    5,000       5,000    American Society for Quality 0.540%,
                                                    ----------    4/2/09                                        3,745       3,745
                                                       130,570  State Health & Educational Facilities
                                                    ----------    Authority, Wheaton Franciscan
                                                                  Healthcare Series B 0.410%, 4/1/09           10,340      10,340
UTAH--0.4%                                                                                                             ----------
Murray City, Intermountain Healthcare                                                                                      17,420
  Service, Inc. Series C 0.400%, 4/1/09      2,300       2,300                                                         ----------
State Board of Regents, University
  Health Care 0.300%, 4/2/09                 3,100       3,100  WYOMING--0.7%
                                                    ----------  Platte County Pollution Control, Tri-
                                                         5,400    State Generation Series B 1.000%,
                                                    ----------    4/1/09                                        3,300       3,300
                                                                Uinta County, Pollution Control,
VIRGINIA--2.4%                                                    Chevron U.S.A., Inc. Project 0.430%,
Fairfax County Industrial Development                             4/1/09                                        1,500       1,500
  Authority Series 08-B2 1.600%,                                  Chevron U.S.A., Inc. Project 0.400%,
  4/20/09 (5)                               20,000      20,000    4/1/09                                        3,700       3,700
Hanover County Economic Development                                                                                    ----------
  Authority, Bon Secours Health System,                                                                                     8,500
  Inc. Series D-2 0.400%, 4/1/09             6,900       6,900  -----------------------------------------------------------------
Loudoun County Industrial Development                           TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
  Authority, Howard Hughes Medical                              MUNICIPAL
  Institute Series F 0.250%, 4/1/09          3,450       3,450  (IDENTIFIED COST $1,110,210)                            1,110,210
                                                    ----------  -----------------------------------------------------------------
                                                        30,350  TAX-EXEMPT BONDS - MUNICIPAL--5.5%
                                                    ----------
                                                                OHIO--1.7%
WASHINGTON--8.2%                                                Columbus City School District 1.850%,
Energy Northwest, Project 3                                       8/13/09                                      10,000      10,022
                                                                Franklin-Monroe Local School District
                                                                  2.750%, 7/24/09                               6,218       6,233

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

                                         PAR VALUE     VALUE                                                 SHARES       VALUE
                                        ----------  ----------                                             ----------  ----------
OHIO--(CONTINUED)                                               Goldman Sachs Financial Square Funds -
Milton Union Exempt Village School                                Tax-Free Money Market Fund - Select
  District 1.950%, 2/11/10              $    5,000  $    5,019    Shares (seven-day effective yield
                                                    ----------    0.440%)                                   6,050,013  $    6,050
                                                        21,274  -----------------------------------------------------------------
                                                    ----------  TOTAL MONEY MARKET MUTUAL FUNDS
                                                                (IDENTIFIED COST $25,349)                                  25,349
                                                                -----------------------------------------------------------------
UTAH--0.2%
Box Elder County School District                                TOTAL INVESTMENTS--99.9%
  (School Board Guaranty) 5.000%,                                 (IDENTIFIED COST $1,262,871)                          1,262,871(1)
  7/15/09                                    3,250       3,280  Other assets and liabilities, net--0.1%                       999
                                                    ----------                                                         ----------
                                                                NET ASSETS--100.0%                                     $1,263,870
WASHINGTON--0.4%                                                                                                       ==========
Energy Northwest, Project 1 Series
  06- A 5.000%, 7/1/09                       5,000       5,056
                                                    ----------

WISCONSIN--3.2%
Jefferson School District 2.250%,
  9/11/09                                    2,400       2,401
Kettle Moraine School District 2.250%,
  9/3/09                                     5,600       5,604
Menomonie Area School District 2.400%,
  9/1/09                                     2,600       2,603
Pewaukee School District 2.375%,
  9/10/09                                    8,000       8,007
Verona Area School District 2.250%,
  8/24/09                                    8,750       8,757
Watertown Unified School District
  2.750%, 12/1/09                            2,850       2,856
  2.500%, 2/1/10                             3,875       3,883
Waukesha County Series B 2.500%,
  8/5/09                                     6,105       6,116
                                                    ----------
                                                        40,227
--------------------------------------------------------------
TOTAL TAX-EXEMPT BONDS - MUNICIPAL
(IDENTIFIED COST $69,837)                               69,837
--------------------------------------------------------------

                                          SHARES       VALUE
                                        ----------  ----------
MONEY MARKET MUTUAL FUNDS--2.0%
AIM Tax-Free Cash Reserve Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 0.440%)     7,138,649       7,139
Dreyfus Tax Exempt Cash Management -
  Institutional Shares (seven-day
  effective yield 0.780%)               12,160,000      12,160

ABBREVIATION LEGEND
FSA Financial Security Assurance, Inc.
VA  Department of Veterans Affairs Guaranteed.

FOOTNOTE LEGEND
(1)  Federal Income Tax Information: At March 31, 2009, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)  The rate shown is the discount rate.
(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4)  The maturity date shown is the reset date.
(5)  Security with a "put" feature; the date shown is when the security may be put back for redemption.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of sixteen diversified funds (each a "Fund") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to volatility in the market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

-  Level 1 - quoted prices in active markets for identical securities

 Other information regarding the Funds are available in the Funds' most recent
                            Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                         Level 1 -       Level 2 -            Level 3 -
                                           Quoted       Significant          Significant
                 FUNDS                     Prices    Observable Inputs   Unobservable Inputs      Total
                 -----                   ---------   -----------------   -------------------   ----------
Investments in Securities
  (Market Value)
($ reported in thousands)

Balanced Allocation Fund                  $ 29,127       $   21,122              $159          $   50,408
Core Equity Fund                            74,695               --                --              74,695
Disciplined Small-Cap Growth Fund           11,719               --                --              11,719
Disciplined Small-Cap Opportunity Fund      53,222               --                --              53,222
Disciplined Small-Cap Value Fund           100,844               --                --             100,844
Emerging Markets Opportunities Fund         51,793           51,524                38             103,355
Index Fund                                  18,511              250                --              18,761
Value Equity Fund                          146,686               --                --             146,686
High Yield Income Fund                       3,770           31,103               252              35,125
Intermediate Government Bond Fund            1,855           49,656                31              51,542
Intermediate Tax-Exempt Bond Fund            7,348           84,392                --              91,740
Short/Intermediate Bond Fund                   684          106,870                79             107,633
Tax-Exempt Bond Fund                         3,681           83,172                --              86,853
Government Money Market Fund                15,707          530,317                --             546,024
Money Market Fund                          239,130        2,166,435                --           2,405,565
Tax-Exempt Money Market Fund                25,349        1,237,522                --           1,262,871

      OTHER FINANCIAL INSTRUMENTS*

Emerging Markets Opportunities Fund       $     --       $     (136)             $ --          $     (136)
Index Fund                                      58               --                --                  58

*    OTHER FINANCIAL INSTRUMENTS ARE FORWARD CURRENCY CONTRACTS AND FUTURES
     CONTRACTS NOT REFLECTED IN THE SCHEDULES OF INVESTMENTS, WHICH ARE VALUED
     AT THE UNREALIZED APPRECIATION (DEPRECIATION) ON THE INVESTMENT.

 Other information regarding the Funds are available in the Funds' most recent
                            Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                       High
                                                                       Yield    Intermediate   Short/
Investments in Securities                               Emerging       Income   Government     Intermediate
($ reported in thousands)               Balanced Fund   Markets Fund   Fund     Bond Fund      Bond Fund
-------------------------               -------------   ------------   ------   ------------   ------------
Balance as of December 31, 2008            $181            $ 38         $222        $ 28          $ 80
Accrued discounts/premiums                   --(2)           --            1          --            --(2)
Realized gain (loss)                         --              --           --          --            --(2)
Change in unrealized appreciation
  (depreciation)                            (22)             --(2)        45           3            23
Net purchases (sales)                        --              --          (16)         --           (10)
Transfers in and/or out of Level 3(1)        --              --           --          --           (14)
                                        -------------------------------------------------------------------
Balance as of March 31, 2009               $159            $ 38         $252        $ 31          $ 79
                                        ===================================================================

(1) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF MARCH 31, 2009, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

(2)  AMOUNT IS LESS THAN $500 (NOT REPORTED IN THOUSANDS)

Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and/or internally fair valued securities without active markets or market participants.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES ($ reported in thousands)
Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Fund's Schedule of Investments, where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2009, the Funds held the following illiquid and restricted securities:

                                                                Market     % of
                                    Acquisition   Acquisition   Value at   Net Assets
                                    Date          Cost          3/31/09    At 3/31/09
                                    -------------------------------------------------

BALANCED ALLOCATION FUND
Structured Assets
Securities Corp. (Interest Only)
144A 98-RF3, A
6.100%, 6/15/28                       11/1/06         $ 10         $ 4        0.0%

 Other information regarding the Funds are available in the Funds' most recent
                  Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

EMERGING MARKETS
  OPPORTUNITIES FUND
Companhia de Saneamento
De Minas Gerais 144A
8.550%, 6/1/13                         8/29/07          42          38        0.0%

INDEX FUND
Seagate Technology
Tax Refund Rights                     10/1/01            0           0        0.0%

INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets
Securities Corp. (Interest Only)
144A 98-RF3, A
6.100%, 6/15/28                       11/1/06           62          31        0.1%

SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage
Acceptance Corp.
144A 96-1
0.000%, 11/28/11                      10/2/96            9
                                      4/28/04            5
                                                      ------
                                                        14          13        0.0%

Structured Assets
Securities Corp. (Interest Only)
144A 98-RF3, A
6.100%, 6/15/28                       11/1/06          127          79        0.1%

Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION ($ reported in thousands)
   At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                    NET UNREALIZED
                                          FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
FUND                                     TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----                                     --------   ------------   --------------   --------------
Balanced Allocation Fund                 $ 60,862      $1,485         $(11,939)        $(10,454)
Core Equity Fund                           91,579       2,197          (19,081)         (16,884)
Disciplined Small-Cap Growth Fund          16,182         435           (4,898)          (4,463)
Disciplined Small-Cap Opportunity Fund     81,894         558          (29,230)         (28,672)
Disciplined Small-Cap Value Fund          126,553         149          (25,858)         (25,709)
Emerging Markets Opportunities Fund       121,369       1,626          (19,640)         (18,014)
Index Fund                                 28,214       1,310          (10,763)          (9,453)
Value Equity Fund                         197,965       4,983          (56,262)         (51,279)

 Other information regarding the Funds are available in the Funds' most recent
                            Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

High Yield Income Fund                     38,197         572           (3,644)          (3,072)
Intermediate Government Bond Fund          50,157       1,796             (411)           1,385
Intermediate Tax-Exempt Bond Fund          97,040       1,930           (7,230)          (5,300)
Short/Intermediate Bond Fund              119,090       1,982          (13,439)         (11,457)
Tax-Exempt Bond Fund                       87,976       3,056           (4,179)          (1,123)

NOTE 4--RECENTLY ISSUED ACCOUNTING STANDARDS

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 1A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a series' results of operations and financial position. Management has evaluated the impact of SFAS 161 on financial statement disclosure and has determined that as of March 31, 2009, no additional disclosure is required.

NOTE 5--TREASURY GUARANTEE PROGRAM
(amounts reported in thousands except per share amounts)

On September 30, 2008, the Board authorized Money Market Funds (the "Funds") to apply for participation in the Department of the Treasury's Temporary Money Market Fund Guarantee Program. The Funds were subsequently accepted into the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. The Funds paid $495, to participate in the Program was amortized through December 18, 2008.

On November 24, 2008, the U.S. Treasury announced an extension of Treasury's Temporary Guarantee Program for Money Market Funds until April 30, 2009, to support ongoing stability in this market. Virtus, in consultation with its mutual fund board, determined that continued participation in the program was in the best interest of shareholders, and the mutual fund board authorized each money market fund to continue its participation on the program. The Funds paid an additional fee of $743 which was amortized through April 30, 2009.

 Other information regarding the Funds are available in the Funds' most recent
                            Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

On April 1, 2009, the U.S. Treasury announced an extension of Treasury's Temporary Guarantee Program for Money Market Funds until September 18, 2009. Virtus, in consultation with its mutual fund board, determined that continued participation in the program was in the best interest of shareholders, and the mutual fund board authorized each money market fund to continue its participation on the program. The Funds paid an additional fee of $755 which will be amortized through September 18, 2009.

 Other information regarding the Funds are available in the Funds' most recent
                            Report to Shareholders.




ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Insight Trust (formerly, Phoenix Insight Funds Trust)
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.